State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA CLARION REAL ESTATE FUND

(TICKER SYMBOL: SSREX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

SSgA CLARION REAL ESTATE FUND	FUND SUMMARY	TICKER SYMBOL: SSREX

INVESTMENT OBJECTIVE

SSgA Clarion Real Estate Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.39%
Less Fee Waivers and/or Expense Reimbursements	(0.39)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%**

*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

**	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$102	$402	$723	$1,635

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Clarion Real Estate Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs. The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index (the fund’s benchmark), and across different industry types and regions based on the fundamental research of the fund’s investment sub-adviser. The fund invests with a relatively long-term horizon.

In addition to REIT securities, the fund may invest up to 20% of its net assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price than a fund investing primarily in a diversified portfolio of equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

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SSGA CLARION REAL ESTATE FUND	FUND SUMMARY	TICKER SYMBOL: SSREX

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Non-Diversified Investments. To the extent the fund’s investments are weighted heavily in the securities of one or a few issuers, the fund is more vulnerable to events or developments affecting those issuers, including adverse market or economic events or developments, than a diversified fund.

•

Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including REITs, are subject to many of the risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions. As a result of the fund’s investment strategy to invest primarily in publicly traded securities issued by REITs, the fund may be more susceptible to market conditions adversely affecting the investments of REITs than a fund more broadly invested.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2009: 30.54%	December 31, 2008: (41.84)%	September 30, 2013: 1.60%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA Clarion Real Estate Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	15.54%	2.49%	10.47%
Return After Taxes on Distributions	14.89%	1.40%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	10.09%	1.48%	8.47%
Dow Jones U.S. Select REIT® Index (reflects no deduction for fees, expenses or taxes)	17.26%	5.12%	11.50%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

CBRE Clarion Securities LLC (“CBRE Clarion”) serves as the sub-adviser to the fund.

T. Ritson Ferguson and Joseph P. Smith serve as portfolio managers of the fund. They have managed the fund since January 2013.

CBRE Clarion replaced The Tuckerman Group LLC as the sub-adviser to the fund effective January 1, 2013, pursuant to a sub-advisory agreement between SSgA Funds Management, Inc., the current adviser for the fund, and CBRE Clarion.

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SSGA CLARION REAL ESTATE FUND	FUND SUMMARY	TICKER SYMBOL: SSREX

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums
To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND OBJECTIVE,

STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

SSgA Clarion Real Estate Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Clarion Real Estate Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs. A REIT is a trust or similar entity that primarily invests in or operates real estate or companies involved in the real estate industry. REITs may not have diversified holdings. The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer.

The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index (the fund’s benchmark), and across different industry types (for example, REITs that specialize in healthcare facilities, office properties or residential rental properties) and regions based on the fundamental research of the fund’s investment sub-adviser. The fund invests with a relatively long-term horizon, and attempts to minimize turnover, while focusing on relative valuations, balance sheet strength and high growth rates.

In addition to REIT securities, the fund may invest up to 20% of its net assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price than a fund investing primarily in a diversified portfolio of equity securities of large, established U.S. corporations.

Generally. The fund invests principally in equity securities, albeit equity securities relating to investments in real estate. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Non-Diversified Investments. A fund that is considered “non-diversified” may invest a greater percentage of its assets in the securities of one or several issuers than a diversified fund. As a non-diversified fund, the fund may be more volatile than a diversified fund. In addition, the performance of relatively few issuers may have a more substantial negative impact on the fund than a diversified fund.

Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to many of the risks associated with direct ownership of real estate including the risk that the value of real estate could decline due to a number of factors affecting the real estate market generally. The value of real estate (and real estate securities) may be affected by, among other factors, changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

INVESTMENT STRATEGIES COMMON TO THE SSgA FUNDS

Securities Lending. To earn additional income, the fund may lend its securities to brokers, dealers and other institutional investors in an amount not to exceed one third (33-1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company, an affiliate of the fund’s investment adviser. When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities. Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser. Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities. That premium also is split with the securities lending agent. The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

To the extent the fund engages in securities lending, the fund will be subject to certain risks, including the borrower’s failure to return the securities in a timely manner or at all. Should a borrower of securities fail financially, the fund may lose money and/or experience delays in recovering the securities or exercising its rights in the collateral. Loans of portfolio securities are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. If the fund accepts cash collateral in a securities lending transaction, the fund also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price. Securities lending may also involve certain adverse tax consequences.

Cash Management. Some of the assets of the fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates. Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions

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of fund shares, or they represent the proceeds from the sale of fund assets. Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions. From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When taking a defensive position, the fund may not achieve its investment objective.

RISKS COMMON TO FUNDS INVESTING PRINCIPALLY IN EQUITY SECURITIES

The following are risks that are common to most equity funds, including the fund:

Market, Industry and Specific Holdings. The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments. The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad. Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management. Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices. Downward pressures on stock prices accelerate if institutional investors, who compose a substantial portion of the market, also lose confidence in current prices.

Liquidity. Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund. Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

PORTFOLIO HOLDINGS

Information about the fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

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FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to the fund and as such, directs the management of the fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2013, has over $2.3 trillion under management.

Investment Sub-adviser to SSgA Clarion Real Estate Fund. CBRE Clarion Securities LLC (“CBRE Clarion”), 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087, serves as the investment sub-adviser to SSgA FM with respect to SSgA Clarion Real Estate Fund, and as such directs the management of the fund’s investment portfolio. With respect to SSgA Clarion Real Estate Fund, SSgA FM provides reporting, operational and compliance services, as well as general oversight of CBRE Clarion. CBRE Clarion is a registered investment advisory firm and specializes in managing portfolios of real estate and infrastructure securities for institutional clients. CBRE Clarion manages client portfolios on a fully discretionary basis for a variety of investment objectives across several types of investment mandates. Generally, CBRE Clarion manages client accounts according to three primary investment objectives: total return, income and absolute return. The firm’s investment mandates are also generally defined by their geographic focus, such as Global, U.S., International (ex U.S.), Asia Pacific, and European. As of October 31, 2013, CBRE Clarion managed approximately

$24 billion in a variety of investment strategies and with different products (e.g., mutual funds, variable annuities, and multi-manager funds).

INVESTMENT MANAGEMENT FEES

The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

For its services, the fund pays the Adviser an annual management fee, calculated daily and paid monthly, that is equal to a certain percentage of its average daily net assets (see the table below). For the year ended August 31, 2013, the effective management fee paid, reflecting certain fee waivers and/or expense reimbursements, is shown below:

SSgA Fund	Annual Management Fee (% of Average Daily Net Assets):
	Management Fee Before Waivers or Reimbursements	Management Fee After Waivers or Reimbursements
SSgA Clarion Real Estate Fund	0.65%	0.22%

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for the fund is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August  31, 2013.

PORTFOLIO MANAGEMENT

The fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. The portfolio management team is overseen by the SSgA Investment Committee. The table below shows the investment experience of the portfolio managers for the fund. The fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Fund’s, that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Clarion Real Estate Fund	T. Ritson Ferguson	Investment professional with over 27 years of real estate investment management experience, the last 23 with CBRE Clarion.

	Joseph P. Smith	Investment professional with over 23 years of real estate investment management experience, the last 17 with CBRE Clarion.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of shares of the fund is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading as of the close of the NYSE (ordinarily 4 p.m.). The value of individual instruments held by the fund generally are valued at:

•	Market value (generally determined at the closing time of the market on which they are traded);

•	Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable); and

•	Amortized cost (for debt securities maturing within 60 days).

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PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

INVESTING IN SSgA FUND SHARES

This section of the prospectus explains the basics of doing business with the SSgA Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of SSgA Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The SSgA Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the SSgA Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and is deemed satisfied when all applicable documents are received in such accurate and complete form, i.e., a signed application, medallion-guaranteed documents, and, for a purchase request, the check or wired funds have cleared.

PURCHASING SHARES

The SSgA Funds reserve the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account. Investment minimums may differ for certain categories of investors.

Minimum Purchase Amounts

Minimum and Initial Investments. Please see “Fund Summaries-Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment in the fund.

Holdings in Related Accounts. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. Related customer accounts are accounts registered in the same name and include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.

How to Initiate a Purchase Request

Investing in the SSgA Funds Through a Financial Intermediary

If you currently do not have an account with the SSgA, you may establish a new account and purchase shares of the SSgA

Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the SSgA Funds, such as Automatic Investment and Withdrawals Plans. You also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the SSgA Funds. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Telephone. You may call the SSgA Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the SSgA Funds to request a purchase of shares. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Mail. You may send the SSgA Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the SSgA Funds to make an exchange. For the SSgA Funds’ addresses, see Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire. Please call the SSgA Funds for instructions and policies on purchasing shares by wire. See Contacting the SSgA Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “SSgA Funds” and include the appropriate fund name and account number (e.g. “SSgA Clarion Real Estate Fund—a/c #xxx”) in the memo section of the check.

By Exchange. You may purchase shares of an SSgA Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds may, in their sole discretion, permit you to purchase SSgA Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the SSgA Funds for more information, including additional restrictions. See Contacting the SSgA Funds.

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Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the SSgA Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each SSgA Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire. If the purchase request is received in good order by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at www.ssgafunds.com or see Contacting the SSgA Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase SSgA Fund shares must be drawn on a U.S. bank and in U.S. dollars. The SSgA Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the SSgA Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The SSgA Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another SSgA Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans. If you are purchasing SSgA Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

REDEEMING SHARES

By Telephone. You may call the SSgA Funds to request a redemption of shares. See Contacting the SSgA Funds.

By Mail. You may send a written request to the SSgA Funds to redeem from a fund account or to make an exchange. See Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the SSgA Funds receive your request in good order and the manner in which you are redeeming.

Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day).

If the redemption request is received in good order by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of an SSgA Fund, you may instruct the SSgA Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The SSgA Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of an SSgA Fund redemption invested directly into shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of an SSgA Funds redemption paid by check and sent to the address shown on the SSgA Funds registration record, provided that the address has not changed within 30 days of the redemption request. The SSgA Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased SSgA Fund shares by check or an automatic investment

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program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. The minimum account size is $500. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions. The SSgA Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one SSgA Fund to simultaneously purchase shares of a different SSgA Fund. Exchanges may be made within the same class and Class N shares are also exchangeable for other share classes of State Street Funds and would be subject to the conditions for investing in the other class of shares described in the applicable prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund shares for shares of another fund is a taxable event and may result in capital gain or loss. See Taxes below.

If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the SSgA Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds. The SSgA Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of an SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

•

The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

•

The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same SSgA Fund, excluding the SSgA money market funds), and uses the following notification process:

•	If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA

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Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•

If the same account engages in another Round Trip following the issuance of a warning, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the SSgA Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the SSgA Funds. While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

An SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option. You may set up your SSgA Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different SSgA Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for more additional information.

Automatic Withdrawal Plan-By Check. If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) cash withdrawals of $100 or more automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Automatic Withdrawal Plan-By Bank Transfer. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates (monthly, quarterly, semi-annually, or annually) and amounts as long as your account balance is over $10,000. Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges. You may set up your SSgA Fund account so that if you request over the telephone to redeem SSgA Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the SSgA Funds to act on your telephonic instructions to exchange SSgA Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund of the same share class.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the SSgA Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the SSgA Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The SSgA Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the SSgA Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the SSgA Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

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•	Accept initial purchases by telephone;

•

Freeze any account and/or suspend account services if the SSgA Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•

Temporarily freeze any account and/or suspend account services upon initial notification to the SSgA Funds of the death of the shareholder until the SSgA Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the SSgA Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the SSgA Fund.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to declare and pay dividends monthly.

Excess dividends and capital gains, if any, generally are distributed in December.

When the fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund of the same share class.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the fund and its shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied. Distributions of certain long-term gains that are attributable to dispositions of depreciable real estate by a REIT in which a Fund invests will be subject to a current maximum tax rate of 25% for individual shareholders. Because the Fund may invest a substantial portion of its assets in REITs, individual shareholders of the Fund may be subject to the 25% maximum tax rate on a substantial portion of the capital gain distributions they receive from the Fund.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and

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ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the fund through a financial intermediary, that entity will provide this information to you.

The fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

The fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in the fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

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The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Clarion Real Estate Fund
August 31, 2013	13.11	0.21	(0.46)	(0.25)	—	(0.23)	—
August 31, 2012	11.07	0.21	2.00	2.21	—	(0.17)	—
August 31, 2011	9.49	0.14	1.60	1.74	—	(0.16)	—
August 31, 2010	7.48	0.21	2.06	2.27	—	(0.26)	—
August 31, 2009	14.00	0.28	(5.80)	(5.52)	—	(0.27)	(0.73)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.

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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

(0.23)	12.63	(1.94)	39,956	1.00	1.43	1.60	58
(0.17)	13.11	20.22	62,155	1.00	1.32	1.76	21
(0.16)	11.07	18.41	58,135	1.00	1.26	1.29	12
(0.26)	9.49	30.77	59,738	1.00	1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00	1.29	3.88	55

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ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings. The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSGATARSTATPRO

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA EMERGING MARKETS FUND

SELECT CLASS SHARES

(TICKER SYMBOL: SEMSX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

The Select Class Shares of the SSgA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds or the fund’s distributor to offer the fund’s Select Class Shares.

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SEMSX

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.03%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.95%

EXAMPLE

This example is intended to help you compare the cost of investing in Select Class Shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Select Class Shares of the fund for the time periods indicated, and then redeem all of your Select Class Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors. From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

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SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SEMSX

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

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Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

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Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

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Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

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Small and Mid-Cap Risk. Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small or mid-sized companies could trail the returns on investments in stocks of larger companies.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.
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American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.

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Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

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Futures Risk. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the investment adviser’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

•

Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the fund’s investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency at a future time and at a specified price. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

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Leverage Risk. There is a heightened risk of loss associated with the fund’s use of leverage. Leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund by creating additional investment exposure, as well as the potential for greater loss. The net asset value of the fund will be more volatile and sensitive to market movements as a result of the use of financial leverage.

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SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SEMSX

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Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product as to the underlying reference measure. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

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Swaps. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

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Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the performance of the fund’s Select Class Shares has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Select Class Shares over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Select Class Shares before their inception (March 1, 2006) is derived from the historical performance of the fund’s Class N shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 31.35%	September 30, 2008: (29.88)%	September 30, 2013: (4.82)%

Average Annual Total Returns

For the Periods Ending December 31, 2012

SSgA Emerging Markets Fund Select Class Shares(1)	1 Year*	5 Years*	10 Years*
Return Before Taxes	17.50%	(3.11)%	15.56%
Return After Taxes on Distributions	17.56%	(3.42)%	14.85%
Return After Taxes on Distributions and Sale of Fund Shares	12.23%	(2.51)%	14.10%
MSCI® Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	18.63%	(0.61)%	16.88%
MSCI® Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	18.22%	(0.92)%	16.52%

(1)

The Select Class began operating on March 1, 2006. Performance for the fund’s Select Class before inception is derived from the historical performance of the Class N shares. The returns shown above do not reflect deduction of the lower distribution fees and shareholder services fees applicable to the Select Class. The returns of the Select Class would have been higher than the Class N shares due to the lower distribution and shareholder servicing fees.

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

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SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SEMSX

Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Chris Laine and Jean-Christophe De Beaulieu serve as portfolio managers of the fund. They have managed the fund since 2007 and 2012, respectively.

PURCHASE AND SALE OF FUND SHARES

Select Class Shares of the fund are offered without a sales commission by State Street Global Markets, LLC, the fund’s distributor. Select Class Shares may not be purchased by individuals directly from the fund, but must be purchased through a third party financial intermediary, such as advisers, securities brokers, banks and financial institutions or other industry professionals or organizations, that have entered into a shareholder servicing agreement with the fund’s distributor or with the fund with respect to investment of its customer accounts in Select Class Shares. Information on intermediaries offering Select Class Shares is available by calling the distributor at (800) 647-7327.

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement. Each intermediary, however, is expected to maintain in its omnibus account for its clients or in client accounts arranged through the intermediary, Select Class Shares with a net asset value of at least $15 million. If an intermediary does not maintain in its client omnibus account or in client accounts arranged through the intermediary, Select Class Shares with a value of at least $15 million, the fund may close the account, in which case, the fund would redeem the Select Class Shares held by or allocated to a shareholder through the intermediary.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem Select Class Shares through a bank, broker or other financial intermediary, please contact that bank, broker or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND OBJECTIVE,

STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors. The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts, and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Investing in this fund may involve more risk, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities, including Emerging Markets Equity Securities. To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. The fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific

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industry sectors, although the fund does not have a policy to concentrate in any specific industry. To the extent that the fund has significant investments in a specific sector, it is more vulnerable to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks, than a fund that is more broadly invested.

American Depositary Receipts (ADRs) and Global Depositary Receipts. ADRs and GDRs are certificates that represent ownership of a specific number of shares of a non-U.S. issuer and which trade on a U.S. exchange. ADRs held by the fund have the same currency and economic risks as the underlying shares they represent. They also are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The fund may invest in futures, forwards, swaps and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the fund’s investment objective and strategies. Forward foreign currency exchange transactions will be conducted on either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Futures Risk. The risk of loss in trading futures contracts in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest.

Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the investment adviser’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

Risks inherent in the use of futures contracts and forwards include: (i) dependence on the ability to predict correctly movements in the direction of securities prices, currency rates or interest rates; (ii) imperfect correlation between the price of the derivative instrument and the underlying asset, reference rate or index; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based and (vii) the possible inability of the fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the fund maintain “cover” or collateral securities in connection with use of certain derivatives.

The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in the futures contract.

Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in the fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the fund needing to sell holdings at a disadvantageous time. The fund may also be unable to close out its positions when desired. Investments in derivatives can cause the fund to be more volatile and can result in significant losses. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the sub-adviser may wish to retain the fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to

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as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent over-the-counter (“OTC”) derivatives. Regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest.

Leverage Risk. There is a heightened risk of loss associated with the fund’s use of leverage. As part of the fund’s principal investment strategy, the fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. The futures contracts, forward contracts, swaps and certain other derivatives provide financial leverage by creating additional investment exposure, as well as the potential for greater loss. The net asset value of the fund will be more volatile and sensitive to market movements as a result of the use of financial leverage. Leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. Leverage may involve the creation of a liability that requires the fund to pay interest. The use of leverage may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

Mid Cap Risk. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small and Micro-Cap Companies Risk. Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate (“reference measure”). The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product as well as to the underlying reference measure. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. Swaps Risk. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Highly customized swaps transactions in particular may increase liquidity risk. Although the Fund will not borrow money in order to increase its trading activities, highly leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to

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agreement on individually negotiated terms. Therefore, it may not be possible for the Fund to modify, terminate, or offset the pool’s obligations or the pool’s exposure to the risks associated with a transaction prior to its scheduled termination date.

Participation Certificates. From time to time, the fund may invest in participation certificates. Participation certificates represent an interest in a pool of assets that provides the holder of the interest the economic rights of the underlying assets but generally not the voting rights, if any. Participation certificates typically are used by the fund to provide exposure to a non-U.S. market in an efficient manner and provide exposure to markets that may restrict foreign ownership. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. Participation certificates are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the fund. Participation certificates constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the fund is relying on the creditworthiness of such counterparty and has no rights under a participation certificate against the issuer of the underlying security. The holder of a participation certificate generally will be entitled to receive from the issuing bank or broker-dealer any dividends paid in connection with the underlying security; however, the holder of the participation certificate does not have voting rights, as the holder would if it owned the underlying security directly.

INVESTMENT STRATEGIES COMMON TO THE SSgA FUNDS

Securities Lending. To earn additional income, the fund may lend its securities to brokers, dealers and other institutional investors in an amount not to exceed one third (33-1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company, an affiliate of the fund’s investment adviser. When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities. Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser. Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities. That premium also is split with the securities lending agent. The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

To the extent the fund engages in securities lending, the fund will be subject to certain risks, including the borrower’s failure to return the securities in a timely manner or at all. Should a borrower of securities fail financially, the fund may lose money and/or experience delays in recovering the securities or exercising its rights in the collateral. Loans of portfolio securities are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. If the fund accepts cash collateral in a securities lending transaction, the fund also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price. Securities lending may also involve certain adverse tax consequences.

Cash Management. Some of the assets of the fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates. Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets. Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions. From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When taking a defensive position, the fund may not achieve its investment objective.

Risks Common to Funds Investing Principally in Equity Securities

The following are risks that are common to most equity funds, including the fund:

Market, Industry and Specific Holdings. The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments. The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad. Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management. Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices. Downward pressures on stock prices accelerate if institutional investors, who compose a substantial portion of the market, also lose confidence in current prices.

Liquidity. Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund. Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities particularly if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

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PORTFOLIO HOLDINGS

Information about the fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

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FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to the fund and as such, directs the management of the fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2013, has over $2.3 trillion under management.

INVESTMENT MANAGEMENT FEES

The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

The Annual Fund Operating Expense table for the fund in the table below does not reflect that the Adviser waived its management fee and/or reimbursed expenses to the fund’s Select Class in amounts equal to the management fee waived and/or expenses reimbursed under contractual arrangements between the fund’s Class N shares and the Adviser. After giving effect to these waivers and/or reimbursements, the annual operating expense ratio is as follows:

Select Class	Total Annual Operating Expenses Before and After Fee Waiver and/or Expense Reimbursement (% of Average Daily Net Assets)
	Before	After
SSgA Emerging Markets Fund	1.04%	1.03%

For its services, the fund pays the Adviser an annual management fee, calculated daily and paid monthly, that is equal to 0.75% of its average daily net assets. For the year ended August 31, 2013, the effective management fee paid, reflecting certain fee waivers and/or expense reimbursements, was 0.74%.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for the fund is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2013.

PORTFOLIO MANAGEMENT

The fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. The portfolio management team is overseen by the SSgA Investment Committee. The table below shows the investment experience of the portfolio managers for the fund. The fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Fund’s, that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Emerging Markets Fund	Chris Laine	Investment professional for 18 years, the last 7 years with SSgA FM or its affiliates.
	Jean-Christophe De Beaulieu	Investment professional for 15 years, the last 13 years with SSgA FM or its affiliates.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each Select Class Share of the fund is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading as of the close of the NYSE (ordinarily 4 p.m.). The value of individual instruments held by the fund generally are valued at:

•	Market value (generally determined at the closing time of the market on which they are traded);

•	Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable); and

•	Amortized cost (for debt securities maturing within 60 days).

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

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The following is in addition to “Fund Summaries” and the section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to purchase shares.

Minimum Investments. The fund requires minimum amounts of initial and additional investments. Please see the “Fund Summary” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment. The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Form of Purchase Payments. All purchases made by check or wire must be in U.S. dollars. All purchases made by check shall be from a U.S. bank. Third-party checks for initial purchases and checks drawn on credit card accounts will not be accepted.

In-Kind Purchase of SSgA Funds Shares. The SSgA Funds may, in their sole discretion, permit you to purchase SSgA Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

EXCHANGES

Generally. A holder of Select Class Shares does not have any right to exchange his or her shares with shares of any other fund, including any other SSgA Fund.

MARKET TIMING/EXCESSIVE TRADING

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds. The SSgA Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of an SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

•

The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

•

The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same SSgA Fund, excluding the SSgA money market funds), and uses the following notification process:

•

If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•

If the same account engages in another Round Trip following the issuance of a warning, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the SSgA Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the SSgA Funds. While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

An SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

REDEMPTION OF FUND SHARES

The following is in addition to “Fund Summaries,” and the section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to redeem shares.

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Sales within 15 Days of Purchase. If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Fund will generally postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction. If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the same business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 30 days of the redemption request. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, an SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares.” In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000. (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.) Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions. The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in-kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Automatic Withdrawal Plan by Check. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Automatic Withdrawal Plan by Bank Transfer. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000. Please note that proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Minimum Account Size. The fund reserves the right to redeem Select Class Shares in any account with a balance of less than $15 million as a result of shareholder redemptions. Before Select Class Shares are redeemed to close an account, the financial intermediary through which the account was opened will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the Investment Company Act of 1940, as amended.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to declare dividends annually and pay dividends annually.

Excess dividends and capital gains, if any, generally are distributed in December.

When the fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional

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shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the SSgA Funds and their shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

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Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees for Emerging Markets Select Class

The Select Class of the Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.025% of the SSgA Emerging Markets Fund’s net assets attributable to its Select Class shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

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The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSgA Emerging Markets Fund—Select Class
August 31, 2013	18.79	0.38	(0.23)	0.15	(0.41)	—
August 31, 2012	20.90	0.36	(2.13)	(1.77)	(0.34)	—
August 31, 2011	19.28	0.31	1.73	2.04	(0.42)	—
August 31, 2010	16.67	0.21	2.82	3.03	(0.42)	—
August 31, 2009	22.75	0.30	(4.71)	(4.41)	—	(1.67)

(a)	May reflect amounts from custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(b)	Average daily shares outstanding were used for this calculation.
(c)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.66% for the Select Class of Emerging Markets Fund.

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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)	% Portfolio Turnover Rate

(0.41)	18.53	0.69 (c)	197,040	1.03	1.04	1.92	56
(0.34)	18.79	(8.42)	436,595	1.02	1.05	1.90	74
(0.42)	20.90	10.48	715,328	1.02	1.04	1.40	50
(0.42)	19.28	18.24	954,350	1.01	1.02	1.09	63
(1.67)	16.67	(16.33)	1,082,478	0.98	0.99	2.22	61

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ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSgAEMSELECTSTATPRO

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA S&P 500 INDEX FUND

(TICKER SYMBOL: SVSPX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

SSgA S&P 500 INDEX FUND	FUND SUMMARY	TICKER SYMBOL: SVSPX

INVESTMENT OBJECTIVE

SSgA S&P 500 Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. As a shareholder in the State Street Equity 500 Index Portfolio (the “Portfolio”), the fund bears and the table reflects its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The example below also reflects the expenses of both the fund and the Portfolio. The expense information has been restated to reflected current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.045%
Distribution and Shareholder Service (12b-1) Fees	0.062	%*
Other Expenses	0.060%
Total Annual Fund Operating Expenses	0.167	%**

(1)	Amounts reflect the total expenses of the Portfolio and the fund.

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.062% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$17	$54	$94	$213

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio, the fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

There is no assurance that the fund will achieve its investment objective, and you could lose money by investing in the fund. SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, the “master fund” that has the same investment objective as, and investment policies that are substantially similar to those of, the fund. This is commonly referred to as a “master/feeder” complex, with the fund serving as the “feeder” fund and the Portfolio serving as the “master” fund. The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index (“S&P 500” or “Index”). The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. The fund attempts to replicate the investment performance of the S&P 500 and generally intends to invest, via the Portfolio, in

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SSgA S&P 500 INDEX FUND	FUND SUMMARY	TICKER SYMBOL: SVSPX

all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, it may not be possible or practicable to purchase all 500 stocks of the S&P 500 in those weightings. When it is not possible or practicable to purchase all 500 stocks of the S&P 500 in those weightings, the Portfolio may purchase a sample of the stocks listed in the S&P 500 in proportions expected by the investment adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition to common stocks in the S&P 500, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•

Index Tracking Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the investment adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Large-Capitalization Securities. Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

•

Master/Feeder Structure Risk. The ability of the fund to meet its investment objective and redeem investors is directly related to the ability of the master fund to meet its objective and redeem fund interests in the master fund. The ability of the fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. SSgA Funds Management, Inc., the fund’s investment adviser, also serves as investment adviser to the Portfolio. For example, the investment adviser may have an economic incentive to maintain the fund’s investment in the Portfolio at a time when it might otherwise choose not to do so. The trustees and officers of the fund will consider any conflict between the fund and the Portfolio and take such actions as they deem appropriate.

•

Derivatives. The Portfolio’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or

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SSgA S&P 500 INDEX FUND	FUND SUMMARY	TICKER SYMBOL: SVSPX

the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 15.84%	December 31, 2008: (21.89)%	September 30, 2013: 19.64%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA S&P 500 Index Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	16.03%	1.54%	6.97%
Return After Taxes on Distributions	15.41%	1.17%	6.63%
Return After Taxes on Distributions and Sale of Fund Shares	11.19%	1.25%	6.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Karl Schneider and John Tucker serve as portfolio managers of the Portfolio. They have managed the Portfolio since 2004 and 2007, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$10,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

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SSgA S&P 500 INDEX FUND	FUND SUMMARY	TICKER SYMBOL: SVSPX

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND OBJECTIVE,

STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

SSgA S&P 500 Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

There is no assurance that the fund will achieve its investment objective and you could lose money by investing in the fund.

SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the fund (commonly referred to as a “master/feeder” complex, with the fund serving as the “feeder” fund and the Portfolio serving as the “master” fund). To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index (“S&P 500” or “Index”). The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the investment adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio utilizes a “passive” or “indexing” investment approach, attempting to replicate the investment performance of the S&P 500, before expenses. To the extent that the Portfolio may not be able to purchase all 500 stocks of the S&P 500, the Portfolio will purchase a sample of the stocks listed in the S&P 500 in proportion to their weightings.

In addition to the common stocks in the S&P 500, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

For additional investment strategies pursued by the Portfolio, see “Investment Strategies Common to the SSgA Funds.”

Other Investment Considerations and Risks

The S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500” are registered trademarks of Standard & Poor’s Financial Services, LLC (“S&P”) and have been licensed for use by the fund and the Portfolio. The fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund and the Portfolio.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve certain particular risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the

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Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the investment adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the investment adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Comparison Index. The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that compose the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

INVESTMENT STRATEGIES COMMON TO THE SSgA FUNDS

Securities Lending. To earn additional income, a fund may lend its securities to brokers, dealers and other institutional investors in an amount not to exceed one third (33-1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company, an affiliate of the fund’s investment adviser. When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities. Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser. Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities. That premium also is split with the securities lending agent. The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

To the extent a fund engages in securities lending, the fund will be subject to certain risks, including the borrower’s failure to return the securities in a timely manner or at all. Should a borrower of securities fail financially, a fund may lose money and/or experience delays in recovering the securities or exercising its rights in the collateral. Loans of portfolio securities are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a securities lending transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price. Securities lending may also involve certain adverse tax consequences for a fund that engages in such transactions.

Cash Management. Some of the assets of a fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates. Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets. Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions. From time to time, a fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When taking a defensive position, the fund may not achieve its investment objective.

RISKS COMMON TO FUNDS INVESTING PRINCIPALLY IN EQUITY SECURITIES

The following are risks that are common to most equity funds, including the fund:

Market, Industry and Specific Holdings. The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in

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which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments. The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad. Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management. Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices. Downward pressures on stock prices accelerate if institutional investors, who compose a substantial portion of the market, also lose confidence in current prices.

Liquidity. Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund. Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

PORTFOLIO HOLDINGS

Information about the Portfolio’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

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FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to the fund and as such, directs the management of the fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2013, has over $2.3 trillion under management.

INVESTMENT MANAGEMENT FEES

The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

For its services, the fund (through the investment in the Portfolio) pays the Adviser an annual management fee, calculated daily and paid monthly, that is equal to a certain percentage of its average daily net assets (see the table below). For the year ended August 31, 2013, the effective management fee paid is shown below:

SSgA Fund	Annual Management Fee (% of Average Daily Net Assets):
	Management Fee Before Waivers or Reimbursements	Management Fee After Waivers or Reimbursements
SSgA S&P 500 Index Fund	0.045%	0.045%

The S&P 500 Index Fund pays no fee directly to the Adviser for so long as assets of the fund are invested in the Portfolio. The Portfolio makes payments to the Adviser for the Adviser’s advisory services and for State Street Bank and Trust company’s custody, transfer agency and administration services in the amount of 0.045% of average daily net assets on an annual basis, calculated daily and paid monthly. As a shareholder in the Portfolio, the S&P 500 Index Fund bears its ratable share of the Portfolio’s expenses, and at the same time continues to pay its own fees and expenses.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for the fund is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2013.

PORTFOLIO MANAGEMENT

The fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. The portfolio management team is overseen by the SSgA Investment Committee. The table below shows the investment experience of the portfolio managers for the fund. The fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Fund’s, that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA S&P 500 Index Fund	Karl Schneider	Investment professional for 17 years, the last 17 years with SSgA FM or its affiliates.
	John A. Tucker	Investment professional for 25 years, the last 25 years with State Street or its affiliates. He is Co-Head of Passive Equity Strategies in North America in SSgA’s Global Equity Beta Solutions Group.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of shares of the fund is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets. Share prices are determined each day that the NYSE is open for regular trading as of the close of the NYSE (ordinarily 4 p.m.). The value of individual instruments held by the fund generally are valued at:

•	Market value (generally determined at the closing time of the market on which they are traded);

•	Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable); and

•	Amortized cost (for debt securities maturing within 60 days).

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the

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SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

INVESTING IN SSgA FUND SHARES

This section of the prospectus explains the basics of doing business with the SSgA Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of SSgA Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The SSgA Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the SSgA Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and is deemed satisfied when all applicable documents are received in such accurate and complete form, i.e., a signed application, medallion-guaranteed documents, and, for a purchase request, the check or wired funds have cleared.

PURCHASING SHARES

The SSgA Funds reserve the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account. Investment minimums may differ for certain categories of investors.

Minimum Purchase Amounts

Minimum and Initial Investments. Please see “Fund Summaries-Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment in the fund.

Holdings in Related Accounts. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. Related customer accounts are accounts registered in the same name and include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.

How to Initiate a Purchase Request

Investing in the SSgA Funds Through a Financial Intermediary

If you currently do not have an account with the SSgA, you may establish a new account and purchase shares of the SSgA Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the SSgA Funds, such as Automatic Investment and Withdrawals Plans.

You also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the SSgA Funds. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Telephone. You may call the SSgA Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the SSgA Funds to request a purchase of shares. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Mail. You may send the SSgA Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the SSgA Funds to make an exchange. For the SSgA Funds’ addresses, see Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire. Please call the SSgA Funds for instructions and policies on purchasing shares by wire. See Contacting the SSgA Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “SSgA Funds” and include the appropriate fund name and account number (e.g., “SSgA S&P 500 Index Fund—a/c #xxx”) in the memo section of the check.

By Exchange. You may purchase shares of an SSgA Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds may, in their sole discretion, permit you to purchase SSgA Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the SSgA Funds for more information, including additional restrictions. See Contacting the SSgA Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the SSgA Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each SSgA Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire. If the purchase request is received in good order by the SSgA Funds on a

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business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at www.ssgafunds.com or see Contacting the SSgA Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase SSgA Fund shares must be drawn on a U.S. bank and in U.S. dollars. The SSgA Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the SSgA Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The SSgA Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another SSgA Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans. If you are purchasing SSgA Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

REDEEMING SHARES

By Telephone. You may call the SSgA Funds to request a redemption of shares. See Contacting the SSgA Funds.

By Mail. You may send a written request to the SSgA Funds to redeem from a fund account or to make an exchange. See Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the SSgA Funds receive your request in good order and the manner in which you are redeeming.

Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day).

If the redemption request is received in good order by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of an SSgA Fund, you may instruct the SSgA Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The SSgA Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of an SSgA Fund redemption invested directly into shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of an SSgA Funds redemption paid by check and sent to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 30 days of the redemption request. The SSgA Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

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Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. The minimum account size for a shareholder of the fund who established accounts with the fund on or after December 24, 1997 is $10,000; the minimum account size for the fund is $500 if the account was established prior to that date. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions. The SSgA Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one SSgA Fund to simultaneously purchase shares of a different SSgA Fund. Exchanges may be made within the same class and Class N shares are also exchangeable for other share classes of State Street Funds and would be subject to the conditions for investing in the other class of shares described in the applicable prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund shares for shares of another fund is a taxable event and may result in capital gain or loss. See Taxes below.

If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the SSgA Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds. The SSgA Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of an SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

•

The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

•

The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same SSgA Fund, excluding the SSgA money market funds), and uses the following notification process:

•

If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

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•

If the same account engages in another Round Trip following the issuance of a warning, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the SSgA Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the SSgA Funds. While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

An SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option. You may set up your SSgA Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different SSgA Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for more additional information.

Automatic Withdrawal Plan-By Check. If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) cash withdrawals of $100 or more automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Automatic Withdrawal Plan-By Bank Transfer. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates (monthly, quarterly, semi-annually, or annually) and amounts as long as your account balance is over $10,000. Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges. You may set up your SSgA Fund account so that if you request over the telephone to redeem SSgA Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the SSgA Funds to act on your telephonic instructions to exchange SSgA Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund of the same share class.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the SSgA Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the SSgA Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The SSgA Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the SSgA Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the SSgA Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

•	Accept initial purchases by telephone;

•	Freeze any account and/or suspend account services if the SSgA Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a

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dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•

Temporarily freeze any account and/or suspend account services upon initial notification to the SSgA Funds of the death of the shareholder until the SSgA Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the SSgA Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the SSgA Fund.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to declare dividends quarterly and pay dividends quarterly.

Excess dividends and capital gains, if any, generally are distributed in December.

When the fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund of the same share class.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the SSgA Funds and their shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

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Each fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may

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include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

INFORMATION REGARDING

STANDARD & POOR’S CORPORATION

Standard & Poor’s  ®, S&P  ® and S&P 500  ® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by the SSgA S&P 500 Index Fund through State Street Equity 500 Index Portfolio, the master fund to SSgA S&P 500 Index Fund. SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the SSgA S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in SSgA S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to SSgA with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to SSgA or the SSgA S&P 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of SSgA or the owners of SSgA S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of SSgA S&P 500 Index Fund or the timing of the issuance or sale of SSgA S&P 500 Index Fund or in the determination or calculation of the equation by which SSgA S&P 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of SSgA S&P 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to SSgA S&P 500 Index Fund currently being issued by SSgA, but which may be similar to and competitive with SSgA S&P 500 Index Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS)

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WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SSGA, OWNERS OF THE SSGA S&P 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND SSGA, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
S&P 500 Index Fund
August 31, 2013	23.18	0.52	3.67	4.19	(0.50)	(0.30)
August 31, 2012	20.09	0.47	3.09	3.56	(0.47)	—
August 31, 2011	17.31	0.38	2.78	3.16	(0.38)	—
August 31, 2010	16.83	0.33	0.48	0.81	(0.33)	—
August 31, 2009	21.17	0.37	(4.30)	(3.93)	(0.41)	—

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.
(d)	Unaudited.

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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate of the Master Portfolio(d)

(0.80)		26.57	18.54	1,221,928	0.17	0.17	2.08	2
(0.47)		23.18	18.00	1,131,262	0.18	0.19	2.21	19
(0.38)		20.09	18.26	1,126,485	0.18	0.19	1.82	2
(0.33)		17.31	4.77	1,246,140	0.18	0.19	1.84	13
(0.41)		16.83	(18.29)	1,375,449	0.18	0.20	2.45	8

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Contacting the SSgA Funds

Online:	www.ssgafunds.com	24 hours a day, 7 days a week
Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds	SSgA Funds
P.O. Box 8317	30 Dan Road
Boston, Massachusetts 02266-8317	Canton, Massachusetts 02021

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ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSgAS&PSTATPRO

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA MONEY MARKET FUND

(TICKER SYMBOL: SSMXX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

INVESTMENT OBJECTIVE

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $6,755,920 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$468

PRINCIPAL INVESTMENT STRATEGIES

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other bank instruments, commercial paper, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.

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SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity providers default on its obligation to purchase the securities when properly tendered by the fund.

•

Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•

Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.

•

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•

Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

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SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2007: 1.26%	December 31, 2012: 0.00%	September 30, 2013: 0.00%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

	1 Year*	5 Years*	10 Years*
SSgA Money Market Fund	0.01%	0.55%	1.71%

*	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND OBJECTIVES,

STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment adviser typically conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may be zero coupon securities or have fixed, variable or floating interest rates. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other instruments or securities:

•

Instruments of U.S. and foreign banks, including certificates of deposit, bank notes, banker’s acceptances and time deposits, such as, Eurodollar certificates of deposit, Eurodollar time deposits and “Yankee” Certificates of Deposit;

•	Commercial paper of U.S. and foreign companies;

•	Repurchase agreements collateralized with high quality securities and other assets;

•	Asset-backed securities;

•	Corporate obligations of U.S. and foreign companies; and

•

Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are described below.

Interest Rate Risk. During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall. In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise. Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation or be perceived to be unable to meet such obligations, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed and mortgage-related securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values. A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The fund also may not be able to sell the securities at any price.

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate

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of the acquisition prices of those securities to the fund. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund to incur a loss that affects its share price.

Foreign Securities. Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions. Financial information concerning foreign entities generally is more limited than financial information generally available from U.S. issuers or not available. Moreover, the value of instruments of foreign issuers tends to be adversely affected by local or regional political and economic developments.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Regulatory Risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In June 2013, the SEC proposed further amendments to money market fund regulations. If the SEC, other regulators, or the U.S. Congress adopts one or more of the proposed amendments, or takes other similar steps, such regulatory or legislative action may affect, among other things, the fund’s yield, operations, and/or redemption policies.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

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FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to the fund and as such, directs the management of the fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2013, has over $2.3 trillion under management.

INVESTMENT MANAGEMENT FEES

The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

In addition to the contractual expense limitation for the fund which is described in the Fund Summary section, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”), which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Adviser in the following circumstances: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit that is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the SSgA Money Market Fund’s future yield. There is no guarantee that the SSgA Money Market Fund will be able to avoid a negative yield. The reimbursement payments by the fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreements in effect for the fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for the fund is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2013.

For its services, the fund pays the Adviser an annual management fee, calculated daily and paid monthly, that is equal to 0.25% of its average daily net assets. For the year ended August 31, 2013, the effective management fee paid, reflecting certain fee waivers and/or expense reimbursements, was 0.12%. Voluntary waivers and/or reimbursements may be revised or cancelled by the Adviser at any time without notice.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading at the time also described in the following table.

SSgA Fund	Valuation Method(s) Generally Used	Time Fund’s Share Price Determined (Eastern time)

SSgA Money Market Fund*	Amortized Cost	5 p.m.

*	SSgA Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. The fund also may establish special hours on those days to determine the fund’s NAV.

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

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The following is in addition to “Fund Summaries” and the section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to purchase shares.

Purchase Dates and Times. Fund shares may be purchased on any business day at the NAV next determined after the receipt of the purchase order. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in US dollars. All federal funds payments must be received by the Transfer Agent by the close of the Federal Reserve. In order to be effective on the date received, purchase orders in good form (described below) and payments for Fund shares by check must be received by the Transfer Agent prior to the close of the NYSE.

Notwithstanding the foregoing provisions, SSgA Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation (“NSCC”) remains open. Also, the fund may designate special hours of operation on any such day. In the event that the fund invokes the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the fund will post advance notice of these events at www.ssgafunds.com.

Minimum Investments. The fund requires minimum amounts of initial and additional investments. Please see the “Fund Summary” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or other financial intermediary. The fund reserves the right to increase or decrease the minimum amount required to open or maintain an account.

Order and Payment Procedures. There are several ways to invest in the SSgA Funds. The SSgA Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the fund’s distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Large Transactions. To assist SSgA FM in managing the fund, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible. Please notify the fund’s transfer agent at least one day in advance of transactions in excess of $25 million. The SSgA Funds reserve the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Form of Purchase Payments. All purchases made by check or wire must be in U.S. dollars. All purchases made by check shall be from a U.S. bank. Third-party checks for initial purchases and checks drawn on credit card accounts will not be accepted.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking account. Please complete the appropriate section of the application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at (800) 647-7327 prior to 5 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Purchases Through Pension Plans. If you are purchasing fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds may, in their sole discretion, permit you to purchase shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

EXCHANGES AND TRANSFERS

Generally. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their SSgA Fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service. To use this option, contact the Customer Service Department at (800) 647-7327.

Telephone Exchanges. SSgA Fund shares are exchanged on the basis of relative NAV per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. See “Redemption and Exchange Requests in Writing.” Exchanges may be made over the phone if the registrations of the two accounts are identical.

Systematic Exchanges. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the SSgA Funds on 60 days’ written notice to shareholders. For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder. Please contact your tax adviser.

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Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the fund’s transfer agent will require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Excessive Trading. SSgA Money Market Fund may take any reasonable action that it deems necessary or appropriate to prevent excessive trading in fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the fund. While the fund attempts to discourage such excessive trading, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The fund recognizes that it may not always be able to detect or prevent excessive trading or other activity that may disadvantage the fund or its shareholders.

REDEMPTION OF FUND SHARES

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction. If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the same business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

Check Writing Service. If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares of your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is an initial charge of $5 when you order checks for the SSgA Money Market Fund. You may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within

30 days of the redemption request. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, an SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares.” In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000. (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.) Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions. The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in-kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Minimum Account Size. The minimum account size is $500 ($1,000 if you have the Check Writing Service on your account). The fund or the fund’s distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below the minimum account size. In such cases, the transfer agent will give shareholders 60 days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum within the prescribed period may result in the fund closing the account at the NAV next determined on

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the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the Investment Company Act of 1940, as amended.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to declare dividends daily and pay dividends on the last business day of each month.

Excess dividends and capital gains, if any, generally are distributed in December.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase. Purchase orders in good form accepted by the fund’s transfer agent and federal fund payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.

Dividend Payment Policy Upon Redemption. Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the fund and its shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. As the fund invests primarily in debt instruments, it expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied. As the fund invests primarily in debt instruments, it does not expect a significant portion of fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions. The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the fund through a financial intermediary, that entity will provide this information to you.

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The fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

The fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in the fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

No capital gain or loss for a shareholder is anticipated because the fund seeks to maintain a stable share price of $1.00. With that exception, if you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to

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mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Money Market Fund
August 31, 2013	1.0000	0.0001	—	(c)	0.0001	(0.0001)	—
August 31, 2012	1.0000	0.0001	—	(c)	0.0001	(0.0001)	—
August 31, 2011	1.0000	0.0001	—	(c)	0.0001	(0.0001)	—
August 31, 2010	1.0000	0.0002	—	(c)	0.0002	(0.0002)	—
August 31, 2009	1.0000	0.0080	0.0006		0.0086	(0.0084)	(0.0002)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Less than $0.0001 per share.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.

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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)

(0.0001)	1.0000	0.01	5,500,769	0.25		0.38	0.01
(0.0001)	1.0000	0.01	5,556,226	0.29		0.39	0.01
(0.0001)	1.0000	0.01	6,635,185	0.31		0.38	0.01
(0.0002)	1.0000	0.02	7,019,663	0.32		0.39	0.02
(0.0086)	1.0000	0.86	8,599,276	0.41	(d)	0.41	0.80

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ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSgAMMFSTATPRO

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA U.S. TREASURY

MONEY MARKET FUND

(TICKER SYMBOL: SVTXX)

SSgA PRIME

MONEY MARKET FUND

(TICKER SYMBOL: SVPXX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

SSgA U.S. TREASURY MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVTXX

INVESTMENT OBJECTIVE

SSgA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Shareholder Service (12b-1) Fees	0.04	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers and/or Expense Reimbursements	(0.05	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.18	%***

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.04% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary
Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $5,168,552 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield.

***	Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$18	$69	$124	$288

PRINCIPAL INVESTMENT STRATEGIES

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

The fund follows a disciplined investment process in which the fund’s investment adviser bases its decisions on the

1

SSgA U.S. TREASURY MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVTXX

relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity provider’s default on its obligation to purchase the securities when properly tendered by the fund.

•

Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

•

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•

Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

2

SSgA U.S. TREASURY MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVTXX

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
December 31, 2006: 1.29%	December 31, 2012: 0.00%	September 30, 2013: 0.00%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

	1 Year*	5 Years*	10 Years*
SSgA U.S. Treasury Money Market Fund	0.00%	0.30%	1.61%

*	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (877) 521-4083.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

SSgA PRIME MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVPXX

INVESTMENT OBJECTIVE

SSgA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Shareholder Service (12b-1) Fees	0.05	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers and/or Expense Reimbursements	(0.05	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.19%

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.05% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee. Additionally, the adviser is further contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser has not waived fees and/or reimbursed expenses under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$19	$72	$130	$301

PRINCIPAL INVESTMENT STRATEGIES

SSgA Prime Money Market Fund follows a disciplined investment process in which the fund’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments. The fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective:

4

SSgA PRIME MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVPXX

U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; corporate obligations; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity provider’s default on its obligation to purchase the securities when properly tendered by the fund.

•

Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the credit worthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•

Asset-Backed Securities Risk. Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•

Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•

Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide

5

SSgA PRIME MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVPXX

some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2007: 1.31%	September 30, 2011: 0.01%	September 30, 2013: 0.03%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

	1 Year*	5 Years*	10 Years*
SSgA Prime Money Market Fund	0.12%	0.70%	1.89%

*	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (877) 521-4083.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

FUND OBJECTIVES,

STRATEGIES AND RISKS

SSgA U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.

There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES AND RISKS

Investment Principal Investment Strategies

SSgA U.S. Treasury Money Market Fund follows a disciplined investment process in which the fund’s adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. Among other things, the fund’s investment adviser typically conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing only in obligations issued or guaranteed as to principal and interest by the U.S. Treasury; and repurchase agreements collateralized with obligations issued or guaranteed as to principal and interest by the U.S. Treasury.

The Fund will invest no more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those described in “Risks Common to the SSgA Money Market Funds,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that the aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests, because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund to incur a loss that affects its share price.

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Regulatory Risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In June 2013, the SEC proposed further amendments to money market fund regulations. If the SEC, other regulators, or the U.S. Congress adopts one or more of the proposed amendments, or takes other similar steps, such regulatory or legislative action may affect, among other things, the fund’s yield, operations, and/or redemption policies.

7

SSgA PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Prime Money Market Fund follows a disciplined investment process in which the fund’s adviser bases its decisions on the relative attractiveness of different money market instruments. In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. Among other things, the fund’s investment adviser typically conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates or may be zero coupon securities. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments. The fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective:

•	U.S. Treasury bills, notes and bonds;

•

Obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank;

•

Instruments of U.S. and foreign banks, including Eurodollar Certificates of Deposit (U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States), Eurodollar Time Deposits (U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks), and Yankee Certificates of Deposit (U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks);

•	Commercial paper of U.S. and foreign companies;

•	Asset-backed securities, including asset-backed commercial paper;

•	Corporate obligations of U.S. and foreign companies; and

•	Repurchase agreements.

The fund also may invest in shares of other investment companies with similar investment guidelines, including funds advised by the fund’s investment adviser.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those described in “Risks Common to the SSgA Money Market Funds,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that the aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests, because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund to incur a loss that affects its share price.

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Asset-Backed Securities Risk. The fund’s investments in asset-backed securities, which are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases. Defaults on the underlying assets may impair the value of an asset-backed security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

Foreign Securities. Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

Regulatory Risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In June 2013, the SEC proposed further amendments to money market fund regulations. If the SEC, other regulators, or the U.S. Congress adopts one or more of the proposed amendments, or takes other similar steps, such regulatory or legislative action may affect, among other things, the fund’s yield, operations, and/or redemption policies.

RISKS COMMON TO THE SSgA MONEY MARKET FUNDS

The following are risks that are common to most money market funds, including the SSgA money market funds:

Interest Rate Risk. During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall. In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise. Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation or be perceived to be unable to meet such obligations, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed and mortgage-related securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values. A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The fund also may not be able to sell the securities at any price.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

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FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October  31, 2013, has over $2.3 trillion under management.

INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

In addition to any contractual expense limitation for a money market fund which is described in the Fund Summary section, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Adviser in the following circumstances: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit that is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the SSgA U.S. Treasury Money Market Fund’s and the SSgA Prime Money Market Fund’s future yield. There is no guarantee that either the SSgA U.S. Treasury Money Market Fund or the SSgA Prime Money Market Fund will be able to avoid a negative yield. These reimbursement payments by the fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for each fund in this prospectus is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2013.

For its services as the Adviser, each fund pays an annual management fee, calculated daily and paid monthly, that is equal to a certain percentage of its average daily net assets (see the table below). For the year ended August 31, 2013, the effective management fee paid, reflecting certain fee waivers and/or expense reimbursements, is shown below for each fund.

SSgA Fund	Annual Management Fees (% of Average Daily Net Assets):
	Management Fee Before Waivers or Reimbursements	Management Fee After Waivers or Reimbursements(1)
SSgA U.S. Treasury Money Market Fund	0.15%	0.00%
SSgA Prime Money Market Fund	0.15%	0.10%

(1)

Includes waivers and/or reimbursements that the Adviser is contractually obligated to make as well as any voluntary waivers and/or reimbursements that may be revised or cancelled by the Adviser at any time without notice.

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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading at time also described in the following table.

SSgA Fund	Valuation Method(s) Generally Used	Time Fund’s Share Price Determined (Eastern time)
SSgA U.S. Treasury Money Market Fund*	Amortized Cost	5 p.m.
SSgA Prime Money Market Fund*

*	The SSgA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

Minimum Investments. The funds require minimum amounts of initial investments, but no minimum amount for subsequent investments. Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment, if any. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or other financial intermediary. The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Purchase Dates and Times. Fund shares may be purchased on any business day at the NAV next determined after the receipt of the purchase order. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in US dollars. All federal funds payments must be received by the Transfer Agent by the close of the Federal Reserve. In order to be effective on the date received, purchase orders in good form (described below) and payments for Fund shares by check must be received by the Transfer Agent prior to the close of the NYSE.

Notwithstanding the foregoing provisions, the funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation (“NSCC”) remains open. Also, the funds may designate special hours of operation on any such day. In the event that the funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the funds will post advance notice of these events at www.ssgafunds.com.

Order and Payment Procedures. There are several ways to invest in the SSgA Funds. The SSgA Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the fund’s distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Large Transactions. To assist SSgA FM in managing the fund, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible. Please notify the fund’s transfer agent at least one day in advance of transactions in excess of $25 million. The fund reserves the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Form of Purchase Payments. All purchases made by check or wire must be in U.S. dollars. All purchases made by check shall be from a U.S. bank. Third-party checks for initial purchases and checks drawn on credit card accounts will not be accepted.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds may, in their sole discretion, permit you to purchase shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must

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be at least $25 million. Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

EXCHANGES AND TRANSFERS

Generally. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their SSgA Fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service. To use this option, contact the Customer Service Department at (800) 647-7327.

Telephone Exchanges. SSgA Fund shares are exchanged on the basis of relative NAV per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. See “Redemption and Exchange Requests in Writing.” Exchanges may be made over the phone if the registrations of the two accounts are identical.

Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the fund’s transfer agent will require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Excessive Trading. SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the fund. While the funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the funds or their shareholders.

REDEMPTION OF FUND SHARES

The following is in addition to “Fund Summaries” and the section “Purchase and Sale of Fund Shares.”

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System. You must indicate this option on your application or letter of instruction. If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the same business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 30 days of the redemption request. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee. During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, an SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares.” In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000. (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.) Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions. The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in-kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to

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the market risks associated with such securities until such time as you choose to dispose of the security.

Minimum Account Size. The minimum account size is $2 million. The fund or the fund’s distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below $2 million. In such cases, the transfer agent will give shareholders 60 days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum within the prescribed period may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the Investment Company Act of 1940, as amended.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

SSgA Fund	Dividends Declared	Dividends Paid

SSgA U.S. Treasury Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.

SSgA Prime Money Market Fund	Daily	Last business day of each month or at the time a full redemption is requested.

Excess dividends and capital gains, if any, generally are distributed in December.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase. Purchase orders in good form accepted by the fund’s transfer agent and federal fund payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.

Dividend Payment Policy Upon Redemption. Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the SSgA Funds and their shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied. Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital

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loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions. The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

No capital gain or loss for a shareholder is anticipated because the fund seeks to maintain a stable share price of $1.00. With that exception, if you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees for SSgA U.S. Treasury Money Market Fund

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. As indicated in the expense table for the Fund, the Board of Trustees of SSgA Funds has limited the amount that may be paid under the Plan for the Fund until at least December 31, 2014. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales

14

charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Other Payments to Financial Intermediaries. Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Distribution Arrangements and Rule 12b-1 Fees for SSgA Prime Money Market Fund

Distribution Plan. The SSgA Prime Money Market Fund has adopted a distribution plan (commonly known as a “12b-1 Plan”), under which the Fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders (the “Plan”). Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the Fund’s distributor (the “Distributor”) by the Fund are not permitted to exceed 0.25% of the fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Fund are not permitted by the Plan to exceed 0.20% of average annual net assets. Any payments that are required to be made to the Distributor or a financial intermediary that cannot be made because of the 0.25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The Fund is offered without imposition of a front-end sales load or contingent deferred sales load. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries. The Adviser or the Distributor, or one of their affiliates, out of its own resources, and without additional cost to the Fund or its shareholders, may, directly or indirectly, make additional cash payments, as described below, to financial intermediaries who sell shares of the Fund. Such payments and compensation may be in addition to the fees paid by the Fund

15

in accordance with the Plan. These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to financial intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders. Additional cash payments to financial intermediaries will vary. For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, the Adviser or the Distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries. Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries. The cost of all or a portion of such non-cash compensation may be borne indirectly by the Fund as expense reimbursement payments to the Distributor under the Plan.

Third-Party Transactions. The Fund has authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the Fund’s behalf. The financial intermediary is responsible for the timely delivery of any order to the Fund. Therefore, orders received for the Fund by a financial intermediary that has been authorized to accept orders on the Fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the Fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price. The Fund is not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding the Fund’s shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

16

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17

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income
U.S. Treasury Money Market Fund
August 31, 2013	1.0000	—		—	(c)	—	(c)	—
August 31, 2012	1.0000	—		—	(c)	—	(c)	—
August 31, 2011	1.0000	—	(c)	—	(c)	—	(c)	— (c)
August 31, 2010	1.0000	—	(c)	—	(c)	—	(c)	— (c)
August 31, 2009	1.0000	0.0011		0.0001		0.0012		(0.0007)

Prime Money Market Fund
August 31, 2013	1.0000	0.0007		—	(c)	0.0007		(0.0007)
August 31, 2012	1.0000	0.0010		—	(c)	0.0010		(0.0010)
August 31, 2011	1.0000	0.0012		—	(c)	0.0012		(0.0012)
August 31, 2010	1.0000	0.0013		—	(c)	0.0013		(0.0013)
August 31, 2009	1.0000	0.0094		0.0010		0.0104		(0.0104)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Less than $0.0001 per share.
(d)	Less than 0.005% of average net assets.
(e)	Includes expenses related to the U.S. Treasury Guarantee Program.

18

$ Distributions from Net Realized Gain		$ Total Distributions	$ Net Asset Value, End of Period	% Total Return		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)

—		—	1.0000	—		6,440,812	0.09		0.24	—
—	(c)	— (c)	1.0000	—	(d)	4,387,962	0.08		0.25	—
—	(c)	— (c)	1.0000	—	(d)	4,410,166	0.11		0.25	—	(d)
—		— (c)	1.0000	—	(d)	4,215,084	0.13		0.25	—	(d)
(0.0005)		(0.0012)	1.0000	0.12		4,120,408	0.16		0.25	0.11

—		(0.0007)	1.0000	0.07		7,771,465	0.20		0.25	0.07
—		(0.0010)	1.0000	0.10		12,072,632	0.20		0.25	0.10
—		(0.0012)	1.0000	0.12		9,934,761	0.20		0.25	0.12
—	(c)	(0.0013)	1.0000	0.13		12,043,331	0.20		0.26	0.13
—	(c)	(0.0104)	1.0000	1.04		18,404,141	0.23	(e)	0.28	0.94

19

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(877) 521-4083

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSgAIMMSTATPRO

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER 18, 2013

As Supplemented June 24, 2014

SSgA MONEY MARKET FUNDS

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)

SSgA FIXED INCOME FUND

SSgA HIGH YIELD BOND FUND

(TICKER SYMBOL: SSHYX)

SSgA DOMESTIC EQUITY FUNDS

SSgA DYNAMIC SMALL CAP FUND (TICKER SYMBOL: SVSCX)	SSgA IAM SHARES FUND (TICKER SYMBOL: SIAMX)	SSgA ENHANCED SMALL CAP FUND (TICKER SYMBOL: SESPX)

SSgA INTERNATIONAL EQUITY FUNDS

SSgA EMERGING MARKETS FUND (TICKER SYMBOL: SSEMX)	SSgA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSAIX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

This Prospectus relates solely to Class N shares of the SSgA Funds. Certain of the SSgA Funds offer Class A, Class C, Class I and Class K shares and SSgA Emerging Markets Fund offers the Select Class shares. There are SSgA Funds other than those funds described in this Prospectus. Those other funds and share class are described in separate Prospectuses.

SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

INVESTMENT OBJECTIVE

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $6,755,920 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$468

PRINCIPAL INVESTMENT STRATEGIES

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other bank instruments, commercial paper, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.

SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity provider’s default on its obligation to purchase the securities when properly tendered by the fund.

•

Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the value of instruments held by the fund.

•

Foreign Securities. The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

•

Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2007: 1.26%	December 31, 2012: 0.00%	September 30, 2013: 0.00%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

	1 Year*	5 Years*	10 Years*
SSgA Money Market Fund	0.01%	0.55%	1.71%

*	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA U.S. GOVERNMENT MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSGXX

INVESTMENT OBJECTIVE

SSgA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specific level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $9,989,548 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$468

PRINCIPAL INVESTMENT STRATEGIES

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury. The fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high

SSgA U.S. GOVERNMENT MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSGXX

quality money market instruments. The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity provider’s default on its obligation to purchase the securities when properly tendered by the fund.

•

Government Securities. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury. To the extent the fund owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•

Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions. Because the fund may at times be exposed significantly to the risks associated with U.S. government agencies and financial institutions, it may be more vulnerable to negative events or developments adversely affecting such agencies or institutions than a fund that invests more broadly.

•

Risk Associated with Maintaining a Stable Share Price. To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

•

Regulatory Risk. Changes to government regulations with respect to money market funds may adversely affect the fund’s yield. Any such changes may also impact, among other things, the fund’s operations and/or redemption policies.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the fund. A fund’s past performance is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA U.S. GOVERNMENT MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSGXX

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
December 31, 2006: 1.24%	December 31, 2012: 0.00%	September 30, 2013: 0.00%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

	1 Year*	5 Years	10 Years
SSgA U.S. Government Money Market Fund	0.00%	0.40%	1.60%

*	The returns would have been lower without the voluntary management fee waiver and/or expense reimbursement.

To obtain the fund’s current yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA HIGH YIELD BOND FUND	FUND SUMMARY	TICKER SYMBOL: SSHYX

INVESTMENT OBJECTIVE

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays U.S. Corporate High-Yield Bond Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	0.77%
Less Fee Waivers and/or Expense Reimbursements	(0.01	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.76%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$78	$245	$427	$953

PORTFOLIO TURNOVER

The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 112% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield (non-investment grade) bonds commonly referred to as “junk bonds”. The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays U.S. High-Yield 2% Issuer Capped Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. Intensive credit analysis of specific issuers is an important component of the investment adviser’s securities selection process. High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates. The fund’s investments may include: obligations of U.S. and foreign corporations (e.g., “Yankee” bonds); privately issued bank loans; equity securities; derivatives (e.g., credit default swap indices); asset-backed securities; and repurchase agreements. The fund also may lend its securities, and it may invest in various fixed-income securities and money market

SSgA HIGH YIELD BOND FUND	FUND SUMMARY	TICKER SYMBOL: SSHYX

funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Debt Instruments.

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•

Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail, or be perceived to be unable, to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•

Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to asset-backed and mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all, because of a lack of a market for such securities, a lack of demand in the market for such securities, or a liquidity provider’s default on its obligation to purchase the securities when properly tendered by the fund.

•

Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, such securities are more susceptible to default and may be less liquid at times than investment grade securities.

•

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

•	Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•

Privately Negotiated Loans and Other Indebtedness. The fund may acquire interests in certain corporate loans and other forms of indebtedness that restrict the fund’s ability to sell those interests. As a result, the fund may not be able to sell those interests, or sell those interests for full value, when it otherwise may be advantageous to the fund to do so.

•

Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of an asset-backed security, and there may be limitations on the enforceability of any security interest granted with respect to those assets.

•

Foreign Debt Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

•

Equity Securities. To the extent the fund holds equity securities, the fund will be exposed to the risks inherent in such securities. The share price of the fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which it has significant holdings, or weakness associated with one or more specific companies in which the fund may have substantial investments. Moreover, the fund may not be able to sell some or all of its securities at desired prices.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile, and is more sensitive to interest rates, than other fixed income securities with similar maturities and credit qualities that pay interest periodically. In addition, because the fund intends to make sufficient annual distributions of its taxable income, including accrued non-cash income generated by these securities, in order to qualify for tax treatment as a

SSgA HIGH YIELD BOND FUND	FUND SUMMARY	TICKER SYMBOL: SSHYX

regulated investment company, the fund might be required to liquidate portfolio securities at a disadvantageous time, or borrow cash, to make these distributions.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 16.46%	December 31, 2008: (17.13)%	September 30, 2013: 3.06%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA High Yield Bond Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	15.01%	9.67%	8.91%
Return After Taxes on Distributions	12.42%	6.60%	6.02%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	6.38%	5.90%
Barclays U.S. High-Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	15.78%	10.45%	10.60%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Charles Moon and Christopher Ingle serve as portfolio managers of the fund. They have managed the fund since 2012 and 2014, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

SSgA HIGH YIELD BOND FUND	FUND SUMMARY	TICKER SYMBOL: SSHYX

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA DYNAMIC SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SVSCX

INVESTMENT OBJECTIVE

SSgA Dynamic Small Cap Fund seeks to maximize the total return through investment in equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by the Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	1.14%
Acquired Fund Fees and Expenses	0.02	%*
Total Annual Fund Operating Expenses	2.16%
Less Fee Waivers and/or Expense Reimbursements	(1.04	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.12%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$114	$576	$1,064	$2,411

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Dynamic Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund’s benchmark. The fund may invest up to 20% of its net assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include initial public offerings of securities (IPOs) as well as exchange-traded funds (ETFs) for cash equitization purposes.

The fund generally considers small cap companies to be companies with the capitalizations that, at the time of purchase, are within the range of the companies included in the Russell 2000® Index. As of December 31, 2013, the market capitalization range of the Russell 2000® Index was between $30 million and $5.3 billion.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a

SSgA DYNAMIC SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SVSCX

disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The fund’s investment adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger capitalized and/or more established companies because small-capitalization companies often have limited product lines, few managerial or financial resources and a smaller market for their shares. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•

Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive and/or out of favor for long periods of time and they may take longer to, or may never realize the investment adviser’s perception of their potential value.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA DYNAMIC SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SVSCX

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2003: 19.49%	December 31, 2008: (26.07)%	September 30, 2013: 31.36%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA Dynamic Small Cap Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	20.35%	1.81%	6.65%
Return After Taxes on Distributions	20.11%	1.77%	6.16%
Return After Taxes on Distributions and Sale of Fund Shares	13.41%	1.54%	5.77%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Marc Reinganum, PhD and Anna Lester, CFA serve as portfolio managers of the fund. They have managed the fund since October 2010.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

SSgA DYNAMIC SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SVSCX

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA IAM SHARES FUND	FUND SUMMARY	TICKER SYMBOL: SIAMX

INVESTMENT OBJECTIVE

SSgA IAM SHARES Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions or have not been identified as having non-union sentiment.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.05	%*
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.05% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.60% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$45	$141	$246	$555

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 0.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA IAM SHARES Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

•	Have entered into collective bargaining agreements with the IAMAW or affiliated labor unions, or

•	Are listed in the S&P 500® Index, and have not been identified by the IAMAW or affiliated labor unions as having non-union sentiment.

The fund may invest up to 20% of its net assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the IAMAW.

The fund’s investment strategy is driven by a quantitative investment process that manages portfolio exposure to fundamental attributes in a multifactor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios. This model attempts to create a portfolio reflecting risk and return characteristics that are similar to those of the S&P 500 Index.

IAM Companies are diverse both geographically and by industry. The portfolio management team will rebalance the fund periodically in order to maintain its relative exposure to IAM Companies, as well as to account for any changes to the universe of IAM Companies. The fund seeks a high correlation with, but does not anticipate fully replicating, the returns of the S&P 500 Index. Therefore, the fund’s returns will likely vary from those of the S&P 500 Index.

The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks of domestic companies and IPOs. The fund also may lend its securities, and it may invest

SSgA IAM SHARES FUND	FUND SUMMARY	TICKER SYMBOL: SIAMX

in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods. As a result, the value of the fund’s shares may not rise as much or as quickly as the value of shares of a fund that emphasizes small- or mid-capitalization companies.

•

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 16.46%	December 31, 2008: (22.24)%	September 30, 2013: 19.70%

SSgA IAM SHARES FUND	FUND SUMMARY	TICKER SYMBOL: SIAMX

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA IAM SHARES Fund	1 Year	5 Years	10 Years*
Return Before Taxes	15.51%	1.46%	6.71%
Return After Taxes on Distributions	14.74%	1.09%	6.40%
Return After Taxes on Distributions and Sale of Fund Shares	10.06%	1.10%	5.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Karl Schneider and John Tucker serve as portfolio managers of the fund. They have managed the fund since 2006 and 2007, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000/$100	*
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

*	Provided that a $50 automatic monthly investment is established.

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA ENHANCED SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SESPX

INVESTMENT OBJECTIVE

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by the Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.14	%*
Total Annual Fund Operating Expenses	1.49%
Less Fee Waivers and/or Expense Reimbursements	(0.60	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.89%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$91	$412	$756	$1,728

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks, and may include IPOs.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the fund’s benchmark, while controlling risk exposure of the fund relative to the fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the fund’s benchmark and intended to reflect the risk characteristics of the fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries and sectors represented in the fund’s benchmark. The model evaluates the relative attractiveness of securities of small capitalization companies based on the correlation of certain historical economic and financial factors (such as measures of growth potential,

SSgA ENHANCED SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SESPX

valuation, quality and share price momentum) to past performance and then rank the securities in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund’s investment adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The fund’s investment adviser regularly reexamines the model and may make updates or adjustments to the economic and financial factors considered.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

•

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger capitalized and/or more established companies because small-capitalization companies often have limited product lines and few managerial or financial resources and smaller market for their shares. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1- and 5-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA ENHANCED SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SESPX

Highest Quarterly Results (2006-2012)	Lowest Quarterly Results (2006-2012)	Year-to- Date Ended
June 30, 2009: 19.10%	December 31, 2008: (26.68)%	September 30, 2013: 25.70%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA Enhanced Small Cap Fund	1 Year*	5 Years*	Since Inception(1)*
Return Before Taxes	17.67%	3.57%	4.78%
Return After Taxes on Distributions	17.24%	3.39%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	11.47%	2.99%	3.97%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	5.51%

(1)	The Fund began operating on March 22, 2005.

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

John O’Connell and Simon Roe, CFA serve as portfolio managers of the fund. They have managed the fund since 2005 and 2010, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

SSgA ENHANCED SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SESPX

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SSEMX

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%*

*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.00% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors. From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SSEMX

futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•

Small and Mid-Cap Risk: Small and mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small or mid-sized companies could trail the returns on investments in stocks of larger companies.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

•

American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.

•

Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

•

Futures Risk. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the investment adviser’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

•	Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SSEMX

transactions to generate returns consistent with the fund’s investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency at a future time and at a specified price. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

•

Leverage Risk. There is a heightened risk of loss associated with the fund’s use of leverage. Leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund by creating additional investment exposure, as well as the potential for greater loss. The net asset value of the fund will be more volatile and sensitive to market movements as a result of the use of financial leverage.

•

Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product as to the underlying reference measure. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

•

Swaps. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

•

Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 31.26%	September 30, 2008: (29.94)%	September 30, 2013: (5.01)%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA Emerging Markets Fund	1 Year	5 Years*	10 Years*
Return Before Taxes	17.25%	(3.33)%	15.39%
Return After Taxes on Distributions	17.38%	(3.57)%	14.73%
Return After Taxes on Distributions and Sale of Fund Shares	11.98%	(2.65)%	13.98%
MSCI® Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	18.63%	(0.61)%	16.88%
MSCI® Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	18.22%	(0.92)%	16.52%

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SSEMX

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions may be higher than returns before taxes for certain periods due to the effect of foreign tax credits.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Chris Laine and Jean-Christophe De Beaulieu serve as portfolio managers of the fund. They have managed the fund since 2007 and 2012, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SSgA INTERNATIONAL STOCK SELECTION FUND	FUND SUMMARY	TICKER SYMBOL: SSAIX

INVESTMENT OBJECTIVE

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%
Less Fee Waivers and/or Expense Reimbursements	(0.17)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%*

*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$102	$355	$627	$1,405

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs as well as ETFs for cash equitization purposes.

The fund’s adviser employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, valuation, quality, and investor sentiment) to past performance. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities included in the fund’s benchmark index. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in the MSCI EAFE Universe, which is broader than the fund’s benchmark. The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and

SSgA INTERNATIONAL STOCK SELECTION FUND	FUND SUMMARY	TICKER SYMBOL: SSAIX

changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds, including money market funds managed by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

•	Risks Common to Funds Investing Principally in Equity Securities.

•

Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•	Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.

•

Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

•

Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

•	Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.

•

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

SSgA INTERNATIONAL STOCK SELECTION FUND	FUND SUMMARY	TICKER SYMBOL: SSAIX

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 20.47%	September 30, 2011: (22.85)%	September 30, 2013: 15.04%

Average Annual Total Returns

For the Periods Ending December 31, 2012:

SSgA International Stock Selection Fund	1 Year*	5 Years*	10 Years*
Return Before Taxes	16.35%	(5.17)%	8.04%
Return After Taxes on Distributions	15.50%	(5.49)%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	11.24%	(4.24)%	7.22%
MSCI® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69)%	8.21%

*	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Adel Daghmouri and Stuart Hall serve as portfolio managers of the fund. They have managed the fund since 2013 and 2010, respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account
All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and other financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, individual retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers. You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Other Financial Intermediaries. If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKERS, BANKS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND OBJECTIVES,

STRATEGIES AND RISKS

SSgA MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment adviser typically conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may be zero coupon securities or have fixed, variable or floating interest rates. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other instruments or securities:

•

Instruments of U.S. and foreign banks, including certificates of deposit, bank notes, banker’s acceptances and time deposits, such as, Eurodollar certificates of deposit, Eurodollar time deposits and “Yankee” Certificates of Deposit;

•	Commercial paper of U.S. and foreign companies;

•	Repurchase agreements collateralized with high quality securities and other assets;

•	Asset-backed securities;

•	Corporate obligations of U.S. and foreign companies; and

•

Obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those risks that are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Concentrated Exposure to Financial Institutions. Many instruments in which the fund invests, including repurchase agreements, are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions. Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets. Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit worthiness of any of these institutions may cause the fund to incur a loss that affects its share price.

Foreign Securities. Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions. Financial information concerning foreign entities generally is more limited than financial information generally available from U.S. issuers or not available. Moreover, the value of instruments of foreign issuers tends to be adversely affected by local or regional political and economic developments.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Regulatory Risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In June 2013, the SEC proposed further amendments to money market fund regulations. If the SEC, other regulators, or the U.S. Congress adopts one or more of the proposed amendments, or takes other similar steps, such regulatory or legislative action may affect, among other things, the fund’s yield, operations, and/or redemption policies.

SSgA U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA U.S. Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The fund will not invest more than 5% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the fund’s investment adviser typically conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team. In addition, the fund follows regulatory requirements applicable to money market funds. Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers. All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates or be zero coupon securities. The fund’s weighted average maturity may not exceed 60 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other instruments or securities:

•

Obligations (including mortgage-related securities) issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured nor guaranteed by the U.S. Treasury; and

•	Repurchase agreements collateralized with high quality securities and other assets.

Principal Risks

Generally. The fund invests exclusively in money market instruments. As a result, the principal risks of investing in the fund are those risks that are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Government Securities Risks. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the fund owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the fund emphasizes investment in U.S, government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the fund’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

Significant Exposure to U.S. Government Agencies and Financial Institutions. Although the fund attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions. Because the fund may at times be exposed significantly to the risks associated with U.S. government agencies and financial institutions, it may be more vulnerable to negative events or developments adversely affecting such agencies or institutions than a fund that invests more broadly.

Risk Associated with Maintaining a Stable Share Price. The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund. To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests because the fund may incur losses in connection with selling portfolio securities to meet such redemption requests.

Rapid Changes in Interest Rates. The values of most instruments held by the fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Low Short-Term Interest Rates. As short-term interest rates remain near 0%, the fund may maintain substantial cash balances. The fund typically does not receive any income from uninvested cash. In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses. At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Regulatory Risk. In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In June 2013, the SEC proposed further amendments to money market fund regulations. If the SEC, other regulators, or the U.S. Congress adopts one or more of the proposed amendments, or takes other similar steps, such regulatory or legislative action may affect, among other things, the fund’s yield, operations, and/or redemption policies.

SSgA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays U.S. Corporate High-Yield Bond Index.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield (non-investment grade) debt securities, commonly known as high yield or junk bonds. High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation.

The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays U.S. High-Yield 2% Issuer Capped Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. Intensive credit analysis of specific issuers is an important component of the investment adviser’s securities selection process. The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates, and may be denominated in U.S. dollars or foreign currencies. The fund attempts to meet its investment objective by investing in, among other instruments or securities:

•	Obligations of U.S. and foreign corporations (e.g., “Yankee” bonds);

•	Privately issued bank loans;

•	Equity securities, including warrants, preferred stock and common stock;

•	Asset-backed securities;

•	Derivatives, including credit default swaps; and

•	Repurchase agreements.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction costs (generally measured by interest rate spreads) and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests primarily in bonds and other non-equity types of financial instruments, as well as certain equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Non-Investment Grade Securities Risk. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) may involve greater risks than securities in higher rating categories. Non-investment grade securities in which the fund generally invests are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt securities will likely have some quality and protective characteristics, those characteristics generally are outweighed by large uncertainties or major risk exposures to adverse conditions. Those risks include, among others: adverse changes in general economic conditions and in the industries in which their issuers are engaged; changes in the financial condition of their issuers; and price fluctuations in response to changes in interest rates. As a result, issuers of lower rated debt securities are subject to greater credit/default risk than issuers of investment grade securities.

Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Portfolio Turnover Risk. Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains.

Privately Negotiated Loans and Other Indebtedness. The fund may acquire interests in certain corporate loans and other forms of indebtedness that restrict the fund’s ability to sell those interests. As a result, the fund may not be able to sell those interests, or sell those interests for full value, when it otherwise may be advantageous to the fund to do so.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than-expected principal payments. This may lock in a below-market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets may impair the value of an asset-backed or mortgage-related security. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets, or the value of the underlying assets may be insufficient if the issuer defaults.

In a forward roll transaction, the fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility that the fund may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the fund may decline below the price at which the fund is obligated to purchase the securities.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or unavailable. Non-U.S. bond markets in which the fund invests may have limited liquidity, which may make it difficult to value the securities or sell the securities at times the adviser considers advantageous. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Equity Securities. To the extent the fund holds equities, the fund will be exposed to the risks inherent in equities. The share price of the fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which it has significant holdings, or weakness associated with one or more specific companies in which it may have substantial investments. Moreover, the fund may not be able to sell some or all of its securities at desired prices.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. Certain zero coupon, pay-in-kind and deferred interest securities are subject to tax rules applicable to debt obligations acquired with “original issue discount.” The fund would generally have to accrue income on these securities for federal income tax purposes before it receives corresponding cash payments. Because the fund intends to make sufficient annual distributions of its taxable income, including accrued non-cash income, in order to maintain its federal income tax status and avoid fund-level income and excise taxes, the fund might be required to liquidate portfolio securities at a disadvantageous time, or borrow cash, to make these distributions. The fund also accrues income on these securities prior to receipt for accounting purposes.

SSgA DYNAMIC SMALL CAP FUND

INVESTMENT OBJECTIVE

SSgA Dynamic Small Cap Fund seeks to maximize the total return through investment in equity securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Dynamic Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund’s benchmark. The fund may invest up to 20% of its net assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs as well as ETFs for cash equitization purposes.

The fund generally considers small cap companies to be companies with the capitalizations that, at the time of purchase, are within the range of the companies included in the Russell 2000® Index. As of December 31, 2013, the market capitalization range of the Russell 2000® Index was between $30 million and $5.3 billion.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The fund’s investment adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger capitalized and/or more established companies because small-capitalization companies often have limited product lines and few managerial or financial resources and a smaller market for their shares. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks. In addition, small-capitalization companies may have limited operating histories, may not yet be profitable, and may not be widely followed by investors, thereby reducing demand for such securities.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks, commonly referred to a “value stocks,” may react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks, such as growth stocks. Value stocks, however, may continue to be inexpensive and/or out of favor for long periods of time and they may take longer to, or may never realize the investment adviser’s perception of their potential value, as measured by earnings ratios and other common financial calculations.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry. To the extent that the fund has significant investments in a specific sector, it is more vulnerable to risk of loss as a result of adverse economic, business or other developments to that sector, in addition to general market risks, than a fund that is more broadly invested.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA IAM SHARES FUND

INVESTMENT OBJECTIVE

SSgA IAM SHARES Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers (“IAMAW”) or affiliated labor unions or have not been identified as having non-union sentiment.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA IAM SHARES Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

•	Have entered into collective bargaining agreements with the IAMAW or affiliated labor unions, or

•	Are listed in the S&P 500® Index, and have not been identified by the IAMAW or affiliated labor unions as having non-union sentiment.

As of August 31, 2013, there were approximately 417 companies whose equity securities were publicly traded and met one or both of those requirements. IAM Companies tend to be diverse geographically and by industry sector. The fund may invest up to 20% of its net assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the IAMAW.

The fund’s investment strategy is driven by a quantitative investment process that manages portfolio exposure to fundamental attributes in a multifactor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios. This model attempts to create a portfolio reflecting risk and return characteristics that are similar to those of the S&P 500® Index.

IAM Companies are diverse both geographically and by industry. The portfolio management team will rebalance the fund periodically in order to maintain its relative exposure to IAM Companies, as well as to account for any changes to the universe of IAM Companies. The fund seeks a high correlation with, but does not anticipate fully replicating, the returns of the S&P 500® Index. Therefore, the fund’s returns will likely vary from those of the S&P 500® Index. The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks, and initial public offerings of securities (IPOs).

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Large-Capitalization Securities. The fund’s emphasis on securities issued by large-capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods. As a result, the value of the fund’s shares may not rise as much or as quickly as the value of shares of a fund that emphasizes small- or mid-capitalization companies.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the S&P 500® Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the IAM Companies are concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry. To the extent that the fund has significant investments in a specific sector, it is more vulnerable to risk of loss as a result of adverse economic, business or other developments to that sector, in addition to general market risks, than a fund that is more broadly invested.

SSgA ENHANCED SMALL CAP FUND

INVESTMENT OBJECTIVE

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000 Index. The equity securities invested in by the fund are comprised primarily of common stocks, and may include IPOs.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the fund’s benchmark, while controlling risk exposure of the fund relative to the fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the fund’s benchmark and intended to reflect the risk characteristics of the fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries and sectors represented in the fund’s benchmark. The model evaluates the relative attractiveness of securities of small capitalization companies based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum) to past performance and then rank the securities in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund’s adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The adviser regularly reexamines the model and may make updates or adjustments to the economic and financial factors considered.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction

(brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger capitalized and/or more established companies because small capitalization companies often have limited product lines and few managerial or financial resources and a smaller market for their shares. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks. In addition, small-capitalization companies may have limited operating histories, may not yet be profitable, and may not be widely followed by investors, thereby reducing demand for such securities.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry. To the extent that the fund has significant investments in a specific sector, it is more vulnerable to risk of loss as a result of adverse economic, business or other developments to that sector, in addition to general market risks, than a fund that is more broadly invested. Provided that in no event will a fund purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSgA EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors. The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in equity securities, including common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts, and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Investing in this fund may involve more risk, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities, including Emerging Markets Equity Securities. To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. The fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry. To the extent that the fund has significant investments in a specific sector, it is more vulnerable to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks, than a fund that is more broadly invested.

American Depositary Receipts (ADRs) and Global Depositary Receipts. ADRs and GDRs are certificates that represent ownership of a specific number of shares of a non-U.S. issuer and which trade on a U.S. exchange. ADRs held by the fund have the same currency and economic risks as the underlying shares they represent. They also are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The fund may invest in futures, forwards, swaps and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the fund’s investment objective and strategies. Forward foreign currency exchange transactions will be conducted on either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Futures Risk. The risk of loss in trading futures contracts in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest.

Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the investment adviser’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

Risks inherent in the use of futures contracts and forwards include: (i) dependence on the ability to predict correctly movements in the direction of securities prices, currency rates or interest rates; (ii) imperfect correlation between the price of the derivative instrument and the underlying asset, reference rate or index; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based and (vii) the possible inability of the fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the fund maintain “cover” or collateral securities in connection with use of certain derivatives.

The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in the futures contract.

Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in the fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the fund needing to sell holdings at a disadvantageous time. The fund may also be unable to close out its positions when desired. Investments in derivatives can cause the fund to be more volatile and can result in significant losses. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the sub-adviser may wish to retain the fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent over-the-counter (“OTC”) derivatives. Regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest.

Leverage Risk. There is a heightened risk of loss associated with the fund’s use of leverage. As part of the fund’s principal investment strategy, the fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. The futures contracts, forward contracts, swaps and certain other derivatives provide financial leverage by creating additional investment exposure, as well as the potential for greater loss. The net asset value of the fund will be more volatile and sensitive to market movements as a result of the use of financial leverage. Leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. Leverage may involve the creation of a liability that requires the fund to pay interest. The use of leverage may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

Mid Cap Risk. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Small and Micro-Cap Companies Risk. Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

Structured Notes Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the amounts of principal and/or interest payments are determined by reference to the performance of a specific asset, such as an equity security, benchmark asset, market or interest rate (“reference measure”). The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product as well as to the underlying reference measure. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Swaps Risk. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Highly customized swaps transactions in particular may increase liquidity risk. Although the Fund will not borrow money in order to increase its trading activities, highly leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for the Fund to modify, terminate, or offset the pool’s obligations or the pool’s exposure to the risks associated with a transaction prior to its scheduled termination date.

Participation Certificates. From time to time, the fund may invest in participation certificates. Participation certificates represent an interest in a pool of assets that provides the holder of the interest the economic rights of the underlying assets but generally not the voting rights, if any. Participation certificates typically are used by the fund to provide exposure to a non-U.S. market in an efficient manner and provide exposure to markets that may restrict foreign ownership. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. Participation certificates are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the fund. Participation certificates constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the fund is relying on the creditworthiness of such counterparty and has no rights under a participation certificate against the issuer of the underlying security. The holder of a participation certificate generally will be entitled to receive from the issuing bank or broker-dealer any dividends paid in connection with the underlying security; however, the holder of the participation certificate does not have voting rights, as the holder would if it owned the underlying security directly.

SSgA INTERNATIONAL STOCK SELECTION FUND

INVESTMENT OBJECTIVE

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

There is no guarantee that the fund will achieve its objective. The fund’s objective may be changed without shareholder approval.

INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks, issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs as well as ETFs for cash equitization purposes. The fund’s portfolio is expected to have characteristics similar to the MSCI EAFE Index.

The fund’s adviser employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, valuation, quality, and investor sentiment) to past performance. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities included in the fund’s benchmark index. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in MSCI EAFE Universe, which is broader than the fund’s benchmark. The adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The adviser also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks and, to help manage cash, index futures.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading. The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies. Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally. The fund invests principally in equity securities. As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market Funds, SSgA Fixed Income Fund and SSgA Equity Funds—Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy. A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective. To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Equity Securities. To the extent the fund holds foreign equity securities, financial information concerning issuers of such securities may be more limited than information generally available from U.S. issuers or not available. Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars.

Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries. The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of investment income and capital. Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners. In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Foreign Debt Securities. Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies. Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available. Non-U.S. bond markets in which the fund invests may have limited liquidity. The fund also may have a limited ability to protect its investment under foreign property and securities laws. Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars. Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar. The value of foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Sector. The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the MSCI EAFE Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector. To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives. The fund’s investments in derivative instruments are subject to a number of risks. Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold, may be terminated only subject to penalty and are subject to non-performance by the counterparty. In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected. Certain derivatives also create leverage in its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

INVESTMENT STRATEGIES COMMON TO THE SSgA FUNDS

Securities Lending (not applicable to Money Market Funds). To earn additional income, a fund may lend its securities to brokers, dealers and other institutional investors in an amount not to exceed one third (33-1/3%) of the value of its total assets via a securities lending program through the securities lending agent, State Street Bank and Trust Company, an affiliate of the fund’s investment adviser. When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities. Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser. Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities. That premium also is split with the securities lending agent. The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

To the extent a fund engages in securities lending, the fund will be subject to certain risks, including the borrower’s failure to return the securities in a timely manner or at all. Should a borrower of securities fail financially, a fund may lose money and/or experience delays in recovering the securities or exercising its rights in the collateral. Loans of portfolio securities are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a securities lending transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price. Securities lending may also involve certain adverse tax consequences for a fund that engages in such transactions.

Cash Management (not applicable to Money Market Funds). Some of the assets of a fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates. Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets. Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions. From time to time, a fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When taking a defensive position, the fund may not achieve its investment objective.

RISKS COMMON TO THE SSgA MONEY MARKET FUNDS, SSgA FIXED INCOME FUND AND SSgA EQUITY FUNDS

Risks Common to Funds Investing Principally in Equity Securities

The following are risks that are common to most equity funds, including the SSgA Funds’ domestic and international equity funds, and the SSgA funds-of-funds to the extent that they invest in equity funds:

Market, Industry and Specific Holdings. The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments. The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad. Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management. Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices. Downward pressures on stock prices accelerate if institutional investors, who compose a substantial portion of the market, also lose confidence in current prices.

Liquidity. Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund. Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities particularly if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

Risks Common to Funds Investing Principally in Debt Instruments

The following are risks that are common to most bond funds, including the SSgA Funds’ fixed income and money market funds, and the SSgA funds-of-funds to the extent that they invest in bond funds:

Interest Rate Risk. During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall. In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise. Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation or be perceived to be unable to meet such obligations, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to asset-backed and mortgage-related securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values. A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The fund also may not be able to sell the securities at any price.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month. Additional information is included in the SSgA Funds’ periodic filings with the Securities and Exchange Commission. Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database or the Securities and Exchange Commission’s website at www.sec.gov. A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs. As of October 31, 2013, SSgA FM had assets under management of over $328.2 billion. SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, composes State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of October 31, 2013, has over $2.3 trillion under management.

INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund. The management fee rates shown do not reflect the effects of any waivers or reimbursements by the Adviser.

In addition to any contractual expense limitation for a money market fund which is described in the Fund Summary section, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”), which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund, respectively, have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Adviser in the following circumstances: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit that is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the SSgA Money Market Fund’s and the SSgA U.S. Government Money Market Fund’s future yield. There is no guarantee that either the SSgA Money Market Fund or the SSgA U.S. Government

Money Market Fund will be able to avoid a negative yield. These reimbursement payments by a fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a fund, without limitation.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement for each fund in this prospectus is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2013.

For its services, each fund pays the Adviser an annual management fee, calculated daily and paid monthly, that is equal to a certain percentage of its average daily net assets (see the table below). For the year ended August 31, 2013, the effective management fee paid, reflecting certain fee waivers and/or expense reimbursements, is shown below for each fund.

Fund	Annual Management Fees (% of Average Daily Net Assets)
	Management Fee Before Waivers or Reimbursements	Management Fee After Waivers or Reimbursements[1]
SSgA Money Market Fund	0.25%	0.12%
SSgA U.S. Government Money Market Fund	0.25%	0.00%
SSgA High Yield Bond Fund	0.30%	0.26%
SSgA Dynamic Small Cap Fund	0.75%	0.00%
SSgA IAM SHARES Fund	0.25%	0.25%
SSgA Enhanced Small Cap Fund	0.45%	0.00%
SSgA Emerging Markets Fund	0.75%	0.74%
SSgA International Stock Selection Fund	0.75%	0.56%

[1]

Includes waivers and/or reimbursements that the Adviser is contractually obligated to make as well as any voluntary waivers and/or reimbursements that may be revised or cancelled by the Adviser at any time without notice.

PORTFOLIO MANAGEMENT

Each of the SSgA Funds is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. The table below shows the investment experience of the portfolio managers for each SSgA Fund (other than the SSgA money market funds). The SSgA Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Fund(s) that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA High Yield Bond Fund	Charles Moon	Investment professional for 22 years. He joined SSgA FM’s Active Fixed Income Portfolio Management group in 2012. Prior to SSgA FM, he worked at Arch Capital Group from 2009-1012.

	Christopher Ingle	Investment professional for 20 years. He joined SSgA FM’s Active Fixed Income Portfolio Management group in 2014. Prior to SSgA FM, he worked at Wells Fargo Bank from 2010 to 2014. Previously, he worked at Morley Financial from 2009 to 2010.

SSgA Dynamic Small Cap Fund	Anna Lester, CFA	Investment professional for 15 years, the last 8 years with SSgA FM or its affiliates.

	Marc Reinganum, PhD	Investment professional for 34 years, the last 4 years with SSgA FM or its affiliates. Prior to SSgA FM he worked at OppenheimerFunds from 2002-2009.

SSgA IAM SHARES Fund	Karl Schneider	Investment professional for 17 years, the last 17 years with SSgA FM or its affiliates.

	John A. Tucker	Investment professional for 25 years, the last 25 years with State Street or its affiliates. He is Co-Head of Passive Equity Strategies in North America in SSgA’s Global Equity Beta Solutions Group.

SSgA Enhanced Small Cap Fund	Simon Roe, CFA	Investment professional for 21 years, the last 11 years with SSgA FM or its affiliates.

	John O’Connell	Investment professional for 20 years, the last 13 years with SSgA FM or its affiliates.

SSgA Emerging Markets Fund	Chris Laine	Investment professional for 19 years, the last 7 years with SSgA FM or its affiliates.

	Jean-Christophe De Beaulieu	Investment professional for 15 years, the last 13 years with SSgA FM or its affiliates.

SSgA International Stock Selection Fund	Stuart Hall, CFA	Investment professional for 13 years, the last 9 years with SSgA FM or its affiliates.

	Adel Daghmouri	Investment professional for 16 years, the last 15 years with SSgA FM or its affiliates.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table. Share prices are determined each day that the New York Stock Exchange (“NYSE”) is open for regular trading at the times also described in the following table.

SSgA Fund	Valuation Method(s) Generally Used	Time Fund’s Share Price Determined (Eastern time)

SSgA Money Market Fund* SSgA U.S. Government Money Market Fund*	Amortized Cost	5 p.m.

*	The SSgA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open. These funds also may establish special hours on those days to determine each fund’s NAV.

SSgA Fund	Valuation Method(s) Generally Used	Time Fund’s Share Price Determined (Eastern time)

SSgA High Yield Bond Fund SSgA Domestic Equity Funds SSgA International Equity Funds	Market value (generally determined at the closing time of the market on which they are traded)	Close of the NYSE (ordinarily 4 p.m.)
Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable)
Amortized cost (for debt securities maturing within 60 days)

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the SSgA Funds. If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law. The SSgA Funds reserve the right to reject any purchase order.

INVESTING IN SSgA FUND SHARES

This section of the prospectus explains the basics of doing business with the SSgA Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of SSgA Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The SSgA Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the SSgA Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and is deemed satisfied when all applicable documents are received in such accurate and complete form, i.e., a signed application, medallion-guaranteed documents, and, for a purchase request, the check or wired funds have cleared.

PURCHASING SHARES

The SSgA Funds reserve the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account. Investment minimums may differ for certain categories of investors.

Minimum Purchase Amounts

Minimum and Initial Investments. Please see “Fund Summaries-Purchase and Sale of Fund Shares” for the relevant minimum amount of your initial or additional investment in a specific SSgA Fund.

Holdings in Related Accounts. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. Related customer accounts are accounts registered in the same name and include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary.

How to Initiate a Purchase Request

Investing in the SSgA Funds Through a Financial Intermediary

If you currently do not have an account with the SSgA, you may establish a new account and purchase shares of the SSgA Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the SSgA Funds, such as Automatic Investment and Withdrawals Plans. You also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the SSgA Funds. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Telephone. You may call the SSgA Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the SSgA Funds to request a purchase of shares. See Contacting the SSgA Funds.

Opening Accounts and Purchasing By Mail. You may send the SSgA Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the SSgA Funds to make an exchange. For the SSgA Funds’ addresses, see Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

How to Pay for a Purchase

By Wire. Please call the SSgA Funds for instructions and policies on purchasing shares by wire. See Contacting the SSgA Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “SSgA Funds” and include the appropriate fund name and account number (e.g, “SSgA Emerging Markets Fund—a/c #xxx”) in the memo section of the check.

By Exchange. You may purchase shares of an SSgA Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

In-Kind Purchase of SSgA Fund Shares. The SSgA Funds, in their sole discretion, may permit you to purchase SSgA Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the SSgA Funds for more information, including additional restrictions. See Contacting the SSgA Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the SSgA Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each SSgA Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds other than SSgA Money Market Funds: If the purchase request is received in good order by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

For Purchases by Check, Exchange or Wire Into Money Market Funds:

For SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, if the purchase request is received in good order by the SSgA Funds on a business day before 5 p.m. Eastern time, the trade date will be the same day. If the purchase request is received in good order on a business day after 5 p.m. Eastern time, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Policy Upon Purchase below.

If you elect to purchase SSgA money market fund shares by wire, the funds must receive payment by the close of the Federal Reserve (ordinarily 6 p.m. Eastern time). All purchases must be made in US dollars. All federal funds payments must be received by the Transfer Agent by the close of the Federal Reserve. In order to be effective on the date received, purchase orders in good form (described below) and payments for Fund shares by check must be received by the Transfer Agent prior to the close of the NYSE.

SSgA Money Market Funds reserves the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation (“NSCC”) remains open. Also, the fund may designate special hours of operation on any such day. In the event that the fund invokes the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the fund will post advance notice of these events at www.ssgafunds.com.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at www.ssgafunds.com or see Contacting the SSgA Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase SSgA Fund shares must be drawn on a U.S. bank and in U.S. dollars. The SSgA Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the SSgA Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The SSgA Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another SSgA Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large Purchases of SSgA Money Market Funds. If you intend to purchase shares of SSgA Money Market Fund in excess of $25 million, or shares of SSgA U.S. Government Money Market Fund in excess of $5 million, you must notify the SSgA Funds at least one business day before the intended purchase date. The SSgA Funds reserve the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Purchases Through Pension Plans. If you are purchasing SSgA Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

REDEEMING SHARES

By Telephone. You may call the SSgA Funds to request a redemption of shares. See Contacting the SSgA Funds.

By Mail. You may send a written request to the SSgA Funds to redeem from a fund account or to make an exchange. See Contacting the SSgA Funds.

Be sure to check Exchanging Shares and Frequent-Trading Limits.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the SSgA Funds receive your request in good order and the manner in which you are redeeming.

All SSgA Funds other than the SSgA Money Market Funds. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the SSgA Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund. Redemption requests must be received in good order prior to 5 p.m. Eastern time. The shares will be redeemed using that day’s NAV, and the proceeds ordinarily will be wired the same day according to pre-designated instructions. On Federal Reserve holidays, redemption proceeds ordinarily will be sent the next business day. On days on which the Bond Market Association recommends an early or complete closure of the bond markets, redemption proceeds may be sent the next business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of an SSgA Fund, you may instruct the SSgA Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The SSgA Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of an SSgA Fund redemption invested directly into shares of another SSgA Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of an SSgA Funds redemption paid by check and sent to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 30 days of the redemption request. The SSgA Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Check Writing Service (SSgA money market funds only). If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares of your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a charge of $5 the first time you order checks for the SSgA money market funds. You may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. The minimum account size for a shareholder of any SSgA Fund offered in this Prospectus is $500. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

In-Kind Redemptions. The SSgA Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one SSgA Fund to simultaneously purchase shares of a different SSgA Fund. Exchanges may be made within the same class and Class N shares are also exchangeable for other share classes of State Street Funds and would be subject to the conditions for investing in the other class of shares described in the applicable prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your Fund shares for shares of another fund is a taxable event and may result in capital gain or loss. See Taxes below.

If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the SSgA Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds. The SSgA Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of an SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

•

The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

•

The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

•

With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same SSgA Fund, excluding the SSgA money market funds), and uses the following notification process:

•

If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•

If the same account engages in another Round Trip following the issuance of a warning, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

•

At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•

If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the SSgA Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the SSgA Funds. While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

An SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option. You may set up your SSgA Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different SSgA Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for more additional information.

Automatic Withdrawal Plan-By Check. If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) cash withdrawals of $100 or more automatically be paid to you or any person you designate. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Automatic Withdrawal Plan-By Bank Transfer. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application. This option allows you to designate future withdrawal dates (monthly, quarterly, semi-annually, or annually) and amounts as long as your account balance is over $10,000. Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Telephone Redemptions and Exchanges. You may set up your SSgA Fund account so that if you request over the telephone to redeem SSgA Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the SSgA Funds to act on your telephonic instructions to exchange SSgA Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund of the same share class.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the SSgA Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Check-writing Service (the SSgA money market funds only). If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares in your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is an initial service charge of $5 for the SSgA money market fund to establish this feature, and you may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the SSgA Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The SSgA Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the SSgA Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, the SSgA Funds reserve the right, without notice, to:

•	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

•	Accept initial purchases by telephone;

•

Freeze any account and/or suspend account services if the SSgA Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

•

Temporarily freeze any account and/or suspend account services upon initial notification to the SSgA Funds of the death of the shareholder until the SSgA Funds receive required documentation in good order;

•	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

•	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the SSgA Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSgA FM management, we reasonably believe they are deemed to be in the best interest of the SSgA Fund.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

SSgA Fund	Dividends Declared	Dividends Paid

SSgA Money Market Funds	Daily	Last business day of each month

SSgA High Yield Bond Fund	Monthly	Monthly

SSgA IAM SHARES Fund	Quarterly	Quarterly

All other SSgA Funds	Annually	Annually

Excess dividends and capital gains, if any, generally are distributed in December.

When an SSgA Fund (other than an SSgA money market fund) pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund of the same share class.

Dividend Policy Upon Purchase.

All SSgA Funds (except SSgA money market funds). Purchases made by check, Federal Wire or exchange from an existing SSgA Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Purchase orders in good form accepted by the fund’s transfer agent and federal fund payments received by 5 p.m. Eastern time will earn the dividend on the date of purchase. All other purchases (including by check or ACH) will earn dividends on the business day after the payment has been received.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

SSgA Money Market Fund and SSgA U.S. Government Money Market Fund: Dividends will not be paid on shares on the date of redemption if the proceeds are sent the same day by wire. Dividends will be paid on shares on the date of redemption if the proceeds are sent by any other form (including check or ACH).

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800.647.7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax matters generally affecting the SSgA Funds and their shareholders. The following assumes any fund shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax adviser.

This document does not address considerations applicable to foreign shareholders. Foreign shareholders should consult their own tax advisers as to if and how U.S. federal income taxes and U.S. federal withholding requirements apply to them.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law, distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which are currently subject to a 20% maximum rate, instead of at the ordinary income rate, provided certain requirements are satisfied.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with substantially identical shares within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions. The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number and certification that the shareholder is not subject to backup withholding in the manner prescribed by the Code and the Treasury Regulations thereunder (as on a Form W-9). This is not an additional tax but can be credited against your tax liability. Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investing through such an account.

With respect to the money market funds, no capital gain or loss for a shareholder is anticipated because those funds seek to maintain a stable share price of $1.00. With that exception, if you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes. Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds. Such a fund is subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a fund, you would be required to include in your gross income both dividends received from the fund and your share of foreign income taxes paid by the fund. Provided certain requirements are satisfied, you would be entitled to treat the foreign income taxes paid by the funds as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). If you acquire and hold shares directly through the Funds and not through a Financial Intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees (except SSgA Prime Money Market Fund and SSgA Emerging Markets Fund)

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class N shares. As indicated in the expense table for certain Funds, the Board of Trustees of SSgA Funds has limited the amount that may be paid under the Plan for certain Funds until at least December 31, 2014. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of an SSgA Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries. Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Distribution Arrangements and Rule 12b-1 Fees for SSgA Emerging Markets Fund and SSgA Prime Money Market Fund

Distribution Plan. The Funds have adopted a distribution plan (commonly known as a “12b-1 Plan”), under which each Fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders (the “Plan”). Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the Funds’ distributor (the “Distributor”) by a Fund are not permitted to exceed 0.25% of the fund’s average annual net assets. Payments to financial intermediaries providing shareholder services to the Funds are not permitted by the Plan to exceed 0.20% of average annual net assets. Any payments that are required to be made to the Distributor or a financial intermediary that cannot be made because of the 0.25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The Funds are offered without imposition of a front-end sales load or contingent deferred sales load. Long-term shareholders of the Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries. The Adviser or the Distributor, or one of their affiliates, out of its own resources, and without additional cost to the Funds or their shareholders, may, directly or indirectly, make additional cash payments, as described below, to financial intermediaries who sell shares of the Funds. Such payments and compensation may be in addition to the fees paid by the Funds in accordance with the Plan. These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders. Additional cash payments to financial intermediaries will vary. For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, the Adviser or Distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries. Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries. The cost of all or a portion of such non-cash compensation may be borne indirectly by the Funds as expense reimbursement payments to the Distributor under the Plan.

Third-Party Transactions. The Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the Funds’ behalf. The financial intermediary is responsible for the timely delivery of any order to the Funds. Therefore, orders received for the Funds by a financial intermediary that has been authorized to accept orders on the Fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the Fund’s share price is determined will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price. The Funds are not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each SSgA Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single SSgA Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an SSgA Fund (assuming reinvestment of all dividends and distributions). The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the SSgA Funds’ financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income
Money Market Fund
August 31, 2013	1.0000	0.0001		—	(c)	0.0001		(0.0001)
August 31, 2012	1.0000	0.0001		—	(c)	0.0001		(0.0001)
August 31, 2011	1.0000	0.0001		—	(c)	0.0001		(0.0001)
August 31, 2010	1.0000	0.0002		—	(c)	0.0002		(0.0002)
August 31, 2009	1.0000	0.0080		0.0006		0.0086		(0.0084)

U.S. Government Money Market Fund
August 31, 2013	1.0000	—		—		—		—
August 31, 2012	1.0000	—	(c)	—	(c)	—	(c)	— (c)
August 31, 2011	1.0000	—		—		—		—
August 31, 2010	1.0000	—	(c)	—		—	(c)	— (c)
August 31, 2009	1.0000	0.0028		0.0012		0.0040		(0.0040)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Less than $0.0001 per share.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than 0.005%.
(f)	Less than 0.005% of average net assets.

$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)

—	(0.0001)	1.0000	0.01		5,500,769	0.25		0.38	0.01
—	(0.0001)	1.0000	0.01		5,556,226	0.29		0.39	0.01
—	(0.0001)	1.0000	0.01		6,635,185	0.31		0.38	0.01
—	(0.0002)	1.0000	0.02		7,019,663	0.32		0.39	0.02
(0.0002)	(0.0086)	1.0000	0.86		8,599,276	0.41	(d)	0.41	0.80

—	—	1.0000	—		4,344,085	0.13		0.39	—
—	— (c)	1.0000	—	(e)	4,043,417	0.10		0.39	—	(f)
—	—	1.0000	—		4,469,541	0.16		0.39	—
—	— (c)	1.0000	—		3,491,968	0.20		0.37	—	(f)
—	(0.0040)	1.0000	0.40		4,308,697	0.35		0.38	0.28

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Emerging Markets Fund
August 31, 2013	18.71	0.37	(0.28)	0.09	(0.33)	—
August 31, 2012	20.81	0.34	(2.14)	(1.80)	(0.30)	—
August 31, 2011	19.20	0.29	1.70	1.99	(0.38)	—
August 31, 2010	16.61	0.17	2.81	2.98	(0.39)	—
August 31, 2009	22.72	0.27	(4.71)	(4.44)	—	(1.67)

International Stock Selection Fund
August 31, 2013	8.61	0.23	1.40	1.63	(0.34)	—
August 31, 2012	9.24	0.23	(0.53)	(0.30)	(0.33)	—
August 31, 2011	8.81	0.23	0.46	0.69	(0.26)	—
August 31, 2010	9.24	0.18	(0.33)	(0.15)	(0.28)	—
August 31, 2009	11.79	0.24	(2.57)	(2.33)	(0.22)	—

High Yield Bond Fund
August 31, 2013	8.36	0.49	0.08	0.57	(0.51)	(0.02)
August 31, 2012	7.90	0.52	0.48	1.00	(0.54)	—
August 31, 2011	7.84	0.58	0.06	0.64	(0.58)	—
August 31, 2010	7.12	0.73	0.74	1.47	(0.75)	—
August 31, 2009	7.60	0.64	(0.48)	0.16	(0.64)	—

(a)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(b)	Average daily shares outstanding were used for this calculation.
(c)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41% for the Class N of Emerging Markets Fund, and would have remained 19.45% for International Stock Selection Fund.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)	% Portfolio Turnover Rate

(0.33)	18.47	0.45 (c)	938,195	1.25	1.26	1.86	56
(0.30)	18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
(0.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50
(0.39)	19.20	17.98	1,328,720	1.24	1.24	0.87	63
(1.67)	16.61	(16.50)	1,453,575	1.20	1.21	1.99	61

(0.34)	9.90	19.45 (c)	368,091	1.00	1.19	2.41	54
(0.33)	8.61	(3.16)	387,120	1.00	1.21	2.65	90
(0.26)	9.24	7.61	766,126	1.00	1.19	2.27	77
(0.28)	8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
(0.22)	9.24	(19.46)	1,525,020	1.00	1.16	3.04	122

(0.53)	8.40	6.85	89,257	0.75	0.79	5.70	112
(0.54)	8.36	13.17	113,999	0.75	0.88	6.30	196
(0.58)	7.90	8.16	78,626	0.75	0.83	7.02	294
(0.75)	7.84	21.46	51,398	0.75	1.01	9.43	294
(0.64)	7.12	3.65	51,856	0.75	1.06	10.20	289

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income
Dynamic Small Cap Fund
August 31, 2013	24.28	0.17	7.56	7.73	0.01	(0.26)
August 31, 2012	20.89	0.25	3.14	3.39	—	—
August 31, 2011	15.80	(0.05)	5.14	5.09	—	—
August 31, 2010	15.31	(0.02)	0.51	0.49	—	—
August 31, 2009	22.14	(0.06)	(6.77)	(6.83)	—	—

IAM SHARES Fund
August 31, 2013	10.84	0.22	1.79	2.01	—	(0.21)
August 31, 2012	9.37	0.18	1.46	1.64	—	(0.17)
August 31, 2011	8.07	0.15	1.30	1.45	—	(0.15)
August 31, 2010	7.88	0.14	0.18	0.32	—	(0.13)
August 31, 2009	9.89	0.17	(1.99)	(1.82)	—	(0.19)

Enhanced Small Cap Fund
August 31, 2013	11.54	0.18	2.84	3.02	—	(0.12)
August 31, 2012	10.14	0.11	1.37	1.48	—	(0.08)
August 31, 2011	7.95	0.07	2.17	2.24	—	(0.05)
August 31, 2010	7.42	0.05	0.54	0.59	—	(0.06)
August 31, 2009	10.01	0.06	(2.56)	(2.50)	—	(0.09)

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70% for Dynamic Small Cap Fund.

$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

—	(0.26)	31.76	32.20 (c)	23,509	1.25	2.28	0.61	147
—	—	24.28	16.23	10,007	1.25	3.51	1.10	160
—	—	20.89	32.22	9,115	1.25	3.38	(0.24)	179
—	—	15.80	3.20	8,562	1.53	3.36	(0.10)	240
—	—	15.31	(30.85)	10,906	1.81	2.70	(0.39)	235

—	(0.21)	12.64	18.80	199,980	0.45	0.45	1.84	—
—	(0.17)	10.84	17.73	168,189	0.50	0.51	1.74	3
—	(0.15)	9.37	17.99	152,343	0.48	0.48	1.54	—
—	(0.13)	8.07	4.01	128,928	0.53	0.53	1.62	2
—	(0.19)	7.88	(18.15)	123,953	0.54	0.54	2.39	5

—	(0.12)	14.44	26.45	29,321	0.75	1.36	1.35	57
—	(0.08)	11.54	14.76	27,134	0.75	1.58	1.06	64
—	(0.05)	10.14	28.19	27,311	0.75	1.44	0.69	57
—	(0.06)	7.95	8.01	26,130	0.75	1.58	0.62	77
—	(0.09)	7.42	(24.91)	27,314	0.75	1.48	0.85	101

Contacting the SSgA Funds

Online:	www.ssgafunds.com	24 hours a day, 7 days a week

Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

ADDITIONAL INFORMATION ABOUT THE SSgA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ most recent annual and semi-annual reports to shareholders. In each fund’s annual report (other than reports of money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information. The Statement of Additional Information provides more detailed information about the SSgA Funds, including information about the SSgA Funds’ policies with respect to selective disclosure of each fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the most recent annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

The Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You may review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090. Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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